As filed with the Securities and Exchange Commission on January 28, 2011
Securities Act File No. 33-48220
Investment Company Act File No. 811-06687

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 26	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 28	☑
THE GABELLI MONEY MARKET FUNDS
(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-800-422-3554
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)
Copies to:

Peter D. Goldstein	Michael R. Rosella, Esq.
The Gabelli Money Market Funds	Paul, Hastings, Janofsky & Walker LLP
One Corporate Center	75 East 55th Street
Rye, New York 10580-1422	New York, New York 10022
          It is proposed that this filing will become effective:
☑	immediately upon filing pursuant to paragraph (b);or

☐	on ___________ pursuant to paragraph (b);or

☐	60 days after filing pursuant to paragraph (a)(1);or

☐	on ___________ pursuant to paragraph (a)(1);or

☐	75 days after filing pursuant to paragraph (a)(2);or

☐	on ________ pursuant to paragraph (a)(2) of Rule 485.
          If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Gabelli U.S. Treasury Money Market Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
(800-422-3554)
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com

Questions?
Call 800-GABELLI
or your investment representative.

The
Gabelli
U.S.
Treasury
Money Market
Fund (the “Fund”)

A Portfolio of The Gabelli
Money Market Funds

Share Class	Ticker Symbol

Class AAA Shares	GABXX

PROSPECTUS
January 28, 2011

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SUMMARY

Investment Objective

The Fund seeks to provide high current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	$5.00
Exchange Fee	None
Account Closeout Fee	$5.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.08%
Other Expenses	0.03%

Total Annual Fund Operating Expenses	0.11%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.08%

(1)	Gabelli Funds, LLC (the “Manager”) has contractually agreed to waive management fees and /or reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest, acquired fund fees and expenses, taxes, and extraordinary expenses) at no more than 0.08% of the Fund’s average daily net assets for Class AAA Shares. This arrangement is in effect through January 31, 2013. Thereafter, this arrangement will renew automatically for an additional one-year period, unless the Fund or the Manager provides the other with written notice of termination at least 60 days prior to the expiration of the then current term.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$13	$34	$61	$140

You would pay the following expenses if you did not redeem your Class AAA Shares of the Fund:

1 Year	3 Years	5 Years	10 Years

$8	$29	$56	$135

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury strips, which have remaining maturities of 397 days or less. Currently, the Fund invests exclusively in such U.S. Treasury obligations.

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The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”). Within these requirements, the Fund will seek to maintain a net asset value of $1.00 per share. Other requirements pertain to the maturity, liquidity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the dollar-weighted average maturity for all securities contained in the Fund is required to be 60 days or less. In addition, the Fund will limit its dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset date) to 120 days.

The investment manager may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity and (ii) redemption requests.

Principal Risks

An investment in the Fund is subject to the risk that the Fund’s yield will decline due to falling interest rates. Other factors may affect the market price and yield of the Fund’s securities, including investor demand and domestic and worldwide economic conditions. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund can achieve its investment objective.

Recently, money market funds have experienced significant pressures from shareholder redemptions and historically low yields on securities they can hold. Therefore, it is possible that a money market fund may no longer be able to value its shares at $1.00.

You May Want to Invest in the Fund if:

•	you are a long-term investor
•	you desire a fund with lower expenses than the average U.S. Treasury money market fund
•	you seek stability of principal more than growth of capital or high current income
•	you seek income free from state and local taxes
•	you intend to exchange into other Gabelli sponsored mutual funds

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing the Fund’s average annual returns for one year, five years, and ten years. For current 7 day yield information on the Fund, call 800-GABELLI (800-422-3554). As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future.

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THE GABELLI U.S. TREASURY MONEY MARKET FUND
(Total Return for the Class AAA Shares for the Years Ended December 31)

During the periods shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.01% (quarter ended March 31, 2010).

Average Annual Total Returns
(For the periods ended December 31, 2010)	Past One Year	Past Five Years	Past Ten Years

The Gabelli U.S. Treasury
Money Market Fund
Class AAA Shares
Return Before Taxes	0.07%	2.35%	2.15%

Management

The Manager.  Gabelli Funds, LLC serves as the Manager to the Fund.

Purchase and Sale of Fund Shares

The minimum initial investment must be at least $10,000 ($3,000 for registered shareholders of other mutual funds managed by the Manager or its affiliates). The minimum initial investment is $1,000 for individual retirement accounts (“IRAs”), “Roth” IRAs, SEP IRAs, or “Coverdell” Education Savings Plans. There is no minimum initial investment in an automatic monthly investment plan. There are no subsequent minimum investments.

You can purchase or redeem the Fund’s shares on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”).You may purchase or redeem Fund shares by written request via mail (The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308), by personal delivery or overnight delivery (The Gabelli Funds, c/o BFDS, 30 Dan Road, Canton, MA 02021-2809), or by bank wire.

You may also redeem Fund shares by telephone at 1-800-GABELLI (1-800-422-3554), on the Internet at www.gabelli.com, through an automatic cash withdrawal plan, or by writing checks on your account in an

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amount of $500 or more. Please note that Fund shares held in an IRA account may not be redeemed through the telephone or Internet.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income or long-term capital gains to taxable investors.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE,
INVESTMENT STRATEGIES, AND RELATED RISKS

The Fund seeks to provide high current income consistent with the preservation of principal and liquidity. The investment objective of the Fund is fundamental and may not be changed without shareholder approval.

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury strips (the “80% Investment Policy”). Currently, the Fund invests exclusively in such U.S. Treasury obligations. The Fund’s 80% Investment Policy may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval. Shareholders will, however, receive notice at least 60 days’ prior to any such changes. The Fund attempts to maintain a constant net asset value (“NAV”) of $1.00 per share by purchasing only securities with 397 days or less remaining to maturity. In addition, the dollar-weighted average maturity of the Fund’s portfolio is required to be 60 days or less and its dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) must be limited to 120 days. However, price stability is not guaranteed, and there is no assurance that the Fund will avoid losses to principal if interest rates rise sharply in an unusually short period of time.

The Fund will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Daily Liquid Assets include (i) cash, (ii) direct obligations of the U.S. Government; or (iii) securities that will mature or that are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”). The Fund will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash, (ii) direct obligations of the U.S. Government, (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (v) securities that will mature or that are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Fund may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees. Additionally, the Fund may not acquire any illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total net assets in illiquid securities.

An investment in the Fund should have minimal credit risk because it invests only in securities backed by the federal government, the most creditworthy issuer of fixed income instruments. However, an investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to

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preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund can achieve its investment objective.

Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

The Manager.  Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment manager to the Fund. The Manager makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board. The Manager also manages several other open-end and closed-end investment companies in the Gabelli/GAMCO family of funds. The Manager is a New York limited liability company organized in 1999 as successor to GGCP, Inc., a New York corporation organized in 1980. The Manager is a wholly-owned subsidiary of GAMCO Investors, Inc. (“GBL”), a publicly held company listed on the NYSE.

As compensation for its services and the related expenses borne by the Manager, the Manager is entitled to receive a fee, computed daily and payable monthly, equal on an annual basis to 0.08% of the Fund’s average daily net assets (the “Management Fee”). The Manager contractually has agreed to waive all or a portion of its Management Fee and/or to reimburse certain expenses of the Fund as described in the Fee Table above. This arrangement has the effect of lowering the overall expense ratio of the Fund and increasing yield to investors in the Fund. For the year ended September 30, 2010, the Manager received a management fee at the rate of 0.03% of the Fund’s average daily net assets, net of fee waivers.

The Fund’s semi-annual report to shareholders for the period ending March 31, 2011, will contain a discussion of the basis of the Board’s determination to continue the investment management arrangements as described above.

Regulatory Matters.  On April 24, 2008, the Manager entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Manager had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Manager, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Manager had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Manager or its ability to fulfill its obligations under the Management Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Manager, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Manager and the funds. The court dismissed certain claims and found that

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the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which would allow the SEC to appeal the court’s rulings. On October 29, 2010, the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Manager currently expects that any resolution of the action against the officer will not have a material adverse impact on the Manager or its ability to fulfill its obligations under the Management Agreement.

PURCHASE OF SHARES

You can purchase the Fund’s shares on any Business Day. The Fund’s Class AAA Shares are offered only to (1) clients of financial intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting, or a similar service, or (ii) where Gabelli & Company, Inc., the Fund’s distributor (the “Distributor”) has entered into an agreement permitting the financial intermediary to offer Class AAA Shares through its mutual fund supermarket network or platform, and (2) customers of the Distributor.

•	By Mail or In Person. You may open an account by mailing a completed subscription order form with a check or money order payable to “The Gabelli U.S. Treasury Money Market Fund” to:

By Mail	By Personal Delivery

The Gabelli Funds P.O. Box 8308 Boston, MA 02266-8308	The Gabelli Funds c/o BFDS 30 Dan Road Canton, MA 02021-2809

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554) or by visiting our website at www.gabelli.com. Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Fund. If a shareholder pays for shares by check, the shareholder will begin to earn daily dividends on the first Business Day following receipt of the check.

•	By Bank Wire. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct your bank to wire funds to:

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110
ABA #011-0000-28 REF DDA #99046187
Re: The Gabelli U.S. Treasury Money Market Fund
Account #
Account of Registered Owners

If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under “By Mail.” Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company (“State Street”), the transfer agent will not charge you for receiving wire transfers. If your wire is received by the Fund before noon (Eastern Time) on a business day, you will begin earning dividends on the day of receipt.

Share Price.  The Fund sells its Class AAA Shares based on the NAV next determined after the time as of which the Fund receives your completed subscription order form, but does not issue the shares to you until it

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receives full payment. If you purchase shares by check, your shares will not be issued until the first Business Day after receipt of your check and you will not be entitled to earn a daily dividend until then. See “Pricing of Fund Shares” for a description of the calculation of the NAV.

Minimum Investments.  Your minimum initial investment must be at least $10,000 ($3,000 for registered shareholders of other mutual funds managed by the Manager or its affiliates). See “Retirement Plans/Education Savings Plans” and “Automatic Investment Plan” regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Participating Organizations may have different minimum investment requirements.

Retirement Plans/Education Savings Plans.  The Fund makes available Individual Retirement Accounts (“IRA”), “Roth” IRA, SEP IRAs, and “Coverdell” Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax deductible contributions to existing retirement plans for self-employed persons, known as “Keogh” or “H.R.-10” plans; the Fund does not currently act as a sponsor to such plans. Fund shares also may be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as “401(k) Plans.” The minimum initial investment in all such retirement plans is $1,000. There is no subsequent minimum investment requirement for retirement plans.

Automatic Investment Plan.  The Fund offers an automatic monthly investment plan. There is no minimum initial investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

Telephone or Internet Investment Plan.  You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House (“ACH”) system. You must have a completed, approved Investment Plan application on file with the Fund’s transfer agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

General.  State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund’s management, it is in the Fund’s best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund’s minimum purchase requirements. The Fund also offers Class A and Class C Shares of the Fund pursuant to a separate Prospectus. Class A and Class C Shares may only be purchased via exchange from Class A or Class C Shares of another mutual fund managed by the Manager or its affiliates.

Customer Identification Program.  Federal law requires the Fund to obtain, verify, and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder’s identity.

REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the

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Fund cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Fund to suspend redemptions. Additionally, the right of redemption may be suspended if the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund redeems its shares based on the NAV next determined after the time as of which the Fund receives your redemption request in proper form. See “Pricing of Fund Shares” for a description of the calculation of NAV.

The Fund will charge your account $5.00 for each telephone request for bank wire redemption under $5,000 or telephone request for redemption by check. The Fund will also charge a $5.00 account close-out fee when you redeem all shares in your account, except for Fund exchanges and wire transfers. These charges will be paid to State Street and will reduce the transfer agency expenses otherwise payable by the Fund. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days.

You may redeem shares through the Distributor or directly from the Fund through the Fund’s transfer agent.

•	By Letter. You may mail a letter requesting redemption of shares to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem, and your account number. You must sign the letter in exactly the same way the account is registered and, if there is more than one owner of shares, all owners must sign. A medallion signature guarantee is required for each signature on your redemption letter. You can obtain a medallion signature guarantee from financial institutions such as commercial banks, brokers, dealers, and savings associations. A notary public cannot provide a medallion signature guarantee.

•	By Telephone or the Internet. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United States) or by visiting our website at www.gabelli.com. You may not redeem Fund shares held through an IRA through the Internet. IRA holders should consult a tax adviser concerning the current tax rules applicable to IRAs. If State Street properly acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire, or invested in another mutual fund advised by the Manager (see “Exchange of Shares”). Among the procedures that State Street may use are passwords or verification of personal information. The Fund may impose limitations from time to time on telephone or Internet redemptions.

1.	Telephone or Internet Redemption By Check. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days and charge you $5.00 for this service.

2.	Telephone or Internet Redemption By Bank Wire. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a medallion signature guarantee. The proceeds are normally wired on the next Business Day unless your

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redemption order was received by noon in which case the proceeds will normally be wired on the same Business Day. The Fund will deduct a wire fee (currently $5.00) from your account if you redeem less than $5,000.

•	Automatic Cash Withdrawal Plan. You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

•	By Check Draft. You may write checks on your account with the Fund in the amount of $500 or more. Simply request the check writing service on your subscription order form and the Fund will send you checks. The Fund will not honor a check if (i) you purchased shares by check and the check has not cleared, (ii) the check would close out your account, (iii) the amount of the check is higher than funds available in your account, (iv) the check is written for less than $500, or (v) the check contains an irregularity in the signature or otherwise. In the case of (iii), (iv), and (v), State Street will charge your account a $15 fee. The Fund may change or terminate the check writing service or impose additional charges at any time.

Involuntary Redemption.  The Fund may redeem all shares in your account (other than an IRA account) if the Fund’s value falls below $1,000 as a result of redemptions. You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

Redemption Proceeds.  A redemption request received by the Fund will be effected at the NAV next determined after the time as of which the Fund, or, if applicable, its authorized designee receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within 7 days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV after receipt of your redemption request.

Frequent Purchases and Redemptions of Fund Shares.  Money market funds are often used by investors for short-term investments, in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without redemption fees. For this reason, the Board has determined not to adopt policies and procedures, or impose redemption fees or other restrictions such as minimum holding periods, in order to not deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of the Fund’s shares will increase the Fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the portfolio by the Manager. Most portfolio transaction costs are not included in the Fund’s annual operating expenses shown in the Fund’s fee table in the prospectus, but do detract from the Fund’s performance. However, the Fund reserves the right to limit or restrict purchases in the Fund if it is in the best interest of the Fund’s existing shareholders.

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The boards of the various Gabelli non-money market mutual funds have approved policies and procedures that are intended to discourage abusive trading practices in these mutual funds and that may apply to exchanges from or into the Fund. If you plan to exchange your Fund shares for shares of a non-money market mutual fund, please read the prospectus of that other mutual fund.

EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for the same class of shares of any other open-end fund managed by the Manager or its affiliates based on its relative NAV at the time of exchange. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through an exchange or details on the automatic monthly exchange privilege, call 800-GABELLI (800-422-3554). The Fund or any of the other funds may impose limitations on, or modify, or terminate the exchange privilege with respect to such fund or any investor at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

In effecting an exchange:

•	you must meet the minimum investment requirements for the fund whose shares you wish to purchase through exchange;

•	if you are exchanging into a fund with a sales charge, you must pay the sales charge at the time of exchange;

•	if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

•	if you are exchanging from a class of a fund which still has a contingent deferred sales charge (“CDSC”) due on the shares being exchanged, any redemption from the Gabelli U.S. Treasury Money Market Fund involving such exchanged shares will be charged the appropriate CDSC due on the exchanged fund, thereby reducing your redemption amount;

•	you may realize a taxable gain or loss because the exchange is treated as a sale for federal income tax purposes;

•	you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the prospectus; and

•	you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares through the Distributor, directly through the Fund’s transfer agent, or through a registered broker-dealer or other financial intermediary.

•	Exchange by Telephone. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

•	Exchange by Mail. You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund(s) whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.

•	Exchange through the Internet. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.

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The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

PRICING OF FUND SHARES

The NAV of the Fund’s Class AAA Shares is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Fund’s NAV is determined at noon (Eastern Time) and as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). The NAV is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Fund relies on Rule 2a-7 under the 1940 Act to use the amortized cost valuation method to stabilize the purchase and redemption price of its shares at $1.00 per share. This method of valuation involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of interest rate fluctuations on the market value of the securities. While reliance on Rule 2a-7 should enable the Fund, under most conditions, to maintain a $1.00 share price, there can be no assurance that the Fund will be able to do so, and investment in the Fund is neither insured nor guaranteed by the U.S. Government.

DIVIDENDS AND DISTRIBUTIONS

Dividends out of net investment income and short-term capital gains will be declared daily and paid monthly, and distributions of net long term capital gains, if any, will be paid annually. They will be automatically reinvested at NAV in additional shares of the Fund unless you instruct the Fund to pay all dividends and distributions in cash. You will make an election to receive dividends and distributions in cash or Fund shares at the time you first purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the NAV per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income. Dividends and distributions are taxable whether paid in cash or reinvested in additional shares.

If you purchase shares prior to 12:00 noon (Eastern Time) by bank wire, you will receive the full dividend for that day. If you purchase shares by bank wire between noon and 4:00 p.m. (Eastern Time) or by check, you will receive a full dividend beginning the next Business Day based on 4:00 p.m. pricing on that day. If you redeem shares prior to 12:00 noon (Eastern Time) on any Business Day, you will not earn that day’s dividend, but the redemption proceeds are available that day if redemption proceeds are to be paid by bank wire. If you redeem shares between noon and 4:00 p.m. (Eastern Time), you will earn that day’s dividend, but the redemption proceeds are not available until the next Business Day if redemption proceeds are to be paid by bank wire. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request.

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TAX INFORMATION

The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short-term capital gains (i.e., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income, if you are a U.S. shareholder. Distributions of net long-term capital gains, if any, are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Fund’s distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to state or local taxes, except to the extent distributions are derived from U.S. Treasury securities. A redemption of the Fund’s shares or an exchange of the Fund’s shares for shares of another fund will be treated for tax purposes as a sale of the Fund’s shares, and any gain you realize on such a transaction generally will be taxable.

Dividends and other distributions by the Fund are generally treated as received by you at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November, or December of any calendar year will generally be deemed for tax purposes to have been received by each shareholder on December 31 of such year, provided such dividend is actually paid by the Fund during January of the following year.

After the end of each calendar year, the Fund will provide you with information about the distributions you received. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions and redemption proceeds.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the U.S. tax consequences to you of an investment in the Fund.

MAILINGS AND E-DELIVERY TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.

The Fund offers electronic delivery of Fund documents. Direct shareholders of the Fund can elect to receive the Fund’s annual, semi-annual, and quarterly Fund reports, manager commentaries, and prospectuses via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.gabelli.com. Shareholders who purchased the Fund through a financial intermediary should contact their financial intermediary to sign up for e-delivery of Fund documents, if available.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund’s shares (assuming reinvestment of all dividends and distributions).This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements and related notes, is included in the annual report, which is available upon request.

Selected data for a share of capital stock outstanding throughout each period:

												Ratios to Average Net Assets/
		Income (Loss) from Investment Operations			Distributions							Supplemental Data
													Operating	Operating
													Expenses	Expenses
	Net Asset		Net						Net Asset		Net Assets		Net of Fees	Before Fees
Period	Value,	Net	Realized	Total from	Net	Net Realized			Value,		End of	Net	Waived and	Waived and
Ended	Beginning	Investment	Gain on	Investment	Investment	Gain on		Total	End of	Total	Period	Investment	Assumed by the	Assumed by
September 30	of Period	Income(a)(b)	Investments	Operations	Income	Investments		Distributions	Period	Return†	(in 000’s)	Income	Manager(c)(d)	the Manager
Class AAA
2010	$1.0000	$0.0007	$0.0000 (e)	$0.0007	$(0.0007)	$(0.0000	)(e)	$(0.0007)	$1.0000	0.08%	$1,642,373	0.07%	0.08%	0.33%
2009	1.0000	0.0045	0.0001	0.0046	(0.0045)	(0.0001)		(0.0046)	1.0000	0.51	1,616,623	0.45	0.09	0.37
2008	1.0000	0.0257	0.0015	0.0272	(0.0257)	(0.0015)		(0.0272)	1.0000	2.78	1,010,798	2.57	0.08	0.34
2007	1.0000	0.0483	0.0002	0.0485	(0.0483)	(0.0002)		(0.0485)	1.0000	5.01	1,039,247	4.83	0.08	0.35
2006	1.0000	0.0426	0.0000 (e)	0.0426	(0.0426)	(0.0000	)(e)	(0.0426)	1.0000	4.33	673,889	4.26	0.12	0.36

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.

(a)	Net investment income (loss) per share before fees waived by the Manager for the years ended September 30, 2010, 2009, 2008, 2007, and 2006 was $(0.0018), $0.0017, $0.0231, $0.0456, and $0.0402, respectively.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	The Manager assumed certain expenses incurred from the U.S. Treasury Department’s Temporary Guaranty Program during the year ended September 30, 2009. If these expenses had not been assumed by the Manager, the ratio of operating expenses net of fees waived and assumed by the Manager to average net assets would have been 0.11% for all classes.

(d)	The Fund incurred interest expense during the year ended September 30, 2006. If interest expense had not been incurred, the ratio of operating expenses net of fees waived and assumed by the Manager to average net assets would have been 0.11% (Class AAA). For the years ended September 30, 2010, 2009, 2008, and 2007, the effect of interest expense was minimal.

(e)	Amount represents less than $0.00005 per share.

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GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This is not part of the Prospectus.

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The Gabelli U.S. Treasury Money Market Fund

For More Information:

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Fund’s semi-annual and annual reports to shareholders contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can obtain free copies of these documents and prospectuses of other funds in the
Gabelli/GAMCO family,or request other information, and discuss your questions about the
Fund by mail, toll-free phone or the internet as follows:
The Gabelli U.S. Treasury Money Market Fund
One Corporate Center
Rye, NY 10580-1422
Telephone: 800-GABELLI (800-422-3554)
www.gabelli.com

You can also review and/or copy the Fund’s Prospectus, annual/semi-annual reports, and SAI at the Public Reference Room of the SEC in Washington, D.C. You can get text-only copies:

•	Free from the Fund’s website at www.gabelli.com.

•	For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520, or by calling 202-551-8090.

•	Free from the EDGAR Database on the SEC’s website at www.sec.gov.

(Investment Company Act File Number 811-06687)

The Gabelli U.S. Treasury Money Market Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
(800-422-3554)
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com

Questions?
Call 800-GABELLI
or your investment representative.

The
Gabelli
U.S.
Treasury
Money Market
Fund (the “Fund”)

A Portfolio of The Gabelli Money Market Funds

Share Class	Ticker Symbol

Class A Shares	GBAXX
Class C Shares	GBCXX

PROSPECTUS
January 28, 2011

The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SUMMARY

Investment Objective

The Fund seeks to provide high current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold Class A or Class C Shares of the Fund.

	Class A	Class C
	Shares	Shares

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fees	$5.00	$5.00
Exchange Fee	None	None
Account Closeout Fee	$5.00	$5.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.08%	0.08%
Other Expenses	0.03%	0.03%

Total Annual Fund Operating Expenses	0.11%	0.11%
Less Fee Waiver and/or Expense Reimbursement(1)	(0.03)%	(0.03)%

Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement(1)	0.08%	0.08%

(1)	Gabelli Funds, LLC (the “Manager”) has contractually agreed to waive management fees and/ or reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding contingent deferred sales loads, interest, acquired fund fees and expenses, taxes, and extraordinary expenses) at no more than 0.08% of the Fund’s average daily net assets for Class A and Class C Shares. This arrangement is in effect through January 31, 2013. Thereafter, this arrangement will renew automatically for an additional one-year period, unless the Fund or the Manager provides the other with written notice of termination at least 60 days prior to the expiration of the then current term.

Expense Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you pay the maximum contingent deferred sales charge (you had exchanged into the Fund when you were still subject to a deferred sales charge), and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$13	$34	$61	$140
Class C Shares	$113	$34	$61	$140

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You would pay the following expenses if you did not redeem your shares of the Fund:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$8	$29	$56	$135
Class C Shares	$8	$29	$56	$135

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury strips, which have remaining maturities of 397 days or less. Currently, the Fund invests exclusively in such U.S. Treasury obligations.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”). Within these requirements, the Fund will seek to maintain a net asset value of $1.00 per share. Other requirements pertain to the maturity, liquidity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the dollar-weighted average maturity for all securities contained in the Fund is required to be 60 days or less. In addition, the Fund will limit its dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset date) to 120 days.

The investment manager may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity and (ii) redemption requests.

Principal Risks

An investment in the Fund is subject to the risk that the Fund’s yield will decline due to falling interest rates. Other factors may affect the market price and yield of the Fund’s securities, including investor demand and domestic and worldwide economic conditions. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund can achieve its investment objective.

Recently, money market funds have experienced significant pressures from shareholder redemptions and historically low yields on securities they can hold. Therefore, it is possible that a money market fund may no longer be able to value its shares at $1.00.

You May Want to Invest in the Fund if:

•	you are a long-term investor

•	you desire a fund with lower expenses than the average U.S. Treasury money market fund

•	you seek stability of principal more than growth of capital or high current income

•	you seek income free from state and local taxes

•	you intend to exchange into other Gabelli sponsored mutual funds

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Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing the Fund’s average annual returns for one year, five years, and ten years. For current 7 day yield information on the Fund, call 800-GABELLI (800-422-3554). As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
(Total Returns for Class A and Class C Shares for the Years Ended December 31)*

* The bar chart above shows the performance of the Class AAA Shares of the Fund (which are not offered by this Prospectus) for the years ended December 31, 2001, through December 31, 2007, and the period from January 1, 2008, through November 13, 2008; and the performance of the Class A Shares for the period from November 14, 2008, through December 31, 2008, and the years ended December 31, 2009 and December 31, 2010. The historical performance of the Class AAA Shares is used for the periods before the inception of the Class A Shares. Sales loads are not reflected in the above chart. If sales loads were reflected, the Class A performance would be less than those shown.

During the periods shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended March 31, 2001), and the lowest return for a quarter was 0.01% (quarter ended March 31, 2010).

Average Annual Total Returns
(For the periods ended December 31, 2010)	Past One Year	Past Five Years	Past Ten Years

The Gabelli U.S. Treasury
Money Market Fund
Class A Shares (commenced operations on November 14, 2008)
Return Before Taxes	0.07%	2.35%	2.15%
Class C Shares (commenced operations on November 14, 2008)
Return Before Taxes	0.07%	2.35%	2.15%

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The returns shown for Class A and Class C Shares prior to their actual inception dates are those of the Class AAA Shares of the Fund (which are not offered by this Prospectus). All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Management

Gabelli Funds, LLC serves as the Manager to the Fund.

Purchase And Sale Of Fund Shares

The minimum initial exchange investment requirement for Class A and Class C Shares must be at least $3,000. There is no minimum for subsequent investments.

Class A and Class C Shares are offered only as an exchange option for shareholders currently holding Class A or Class C Shares of another mutual fund managed by the Manager or its affiliates (a “Gabelli Fund”). Class A and Class C Shares are not available for direct investment by shareholders. You can acquire Class A or Class C Shares on any day the New York Stock Exchange (“NYSE”) is open for trading (a “Business Day”).

You may redeem Fund shares through a broker-dealer, bank or other financial intermediary that has entered into a selling agreement with Gabelli & Company, Inc., the Fund’s distributor (the “Distributor”). You may also redeem Fund shares by written request via mail (The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308), by personal delivery or overnight delivery (The Gabelli Funds c/o BFDS, 30 Dan Road, Canton, MA 02021-2809), or through an automatic cash withdrawal plan.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income or long-term capital gains to taxable investors.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE,
INVESTMENT STRATEGIES, AND RELATED RISKS

The Fund seeks to provide high current income consistent with the preservation of principal and liquidity. The investment objective of the Fund is fundamental and may not be changed without shareholder approval.

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury strips (the “80% Investment Policy”). Currently, the Fund invests exclusively in such U.S. Treasury obligations. The Fund’s 80% Investment Policy may be changed by the Fund’s Board of Trustees (the “Board”) without shareholder approval. Shareholders will, however, receive notice at least 60 days prior to any such changes. The Fund attempts to maintain a constant net asset value (“NAV”) of $1.00 per share by purchasing only securities with 397 days or less remaining to maturity. In addition, the dollar-weighted average maturity of the Fund’s portfolio is required to be 60 days or less and its dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) must be limited to 120 days. However, price stability is not guaranteed, and there is no assurance that the Fund will avoid losses to principal if interest rates rise sharply in an unusually short period of time.

The Fund will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Daily Liquid Assets include (i) cash, (ii) direct obligations of the U.S. Government;

5

or (iii) securities that will mature or that are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”). The Fund will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash, (ii) direct obligations of the U.S. Government, (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (v) securities that will mature or that are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Fund may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees. Additionally, the Fund may not acquire any illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total net assets in illiquid securities.

An investment in the Fund should have minimal credit risk because it invests only in securities backed by the federal government, the most creditworthy issuer of fixed income instruments. However, an investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund can achieve its investment objective.

Portfolio Holdings.  A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

The Manager.  Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment manager to the Fund. The Manager makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board. The Manager also manages several other open-end and closed-end investment companies in the Gabelli/GAMCO family of funds. The Manager is a New York limited liability company organized in 1999 as successor to GGCP, Inc., a New York corporation organized in 1980. The Manager is a wholly-owned subsidiary of GAMCO Investors, Inc. (“GBL”), a publicly held company listed on the NYSE.

As compensation for its services and the related expenses borne by the Manager, the Manager is entitled to receive a fee, computed daily and payable monthly, equal on an annual basis to 0.08% of the Fund’s average daily net assets (the “Management Fee”). The Manager contractually has agreed to waive all or a portion of its Management Fee and/or to reimburse certain expenses of the Fund as described in the Fee Table above. This arrangement has the effect of lowering the overall expense ratio of the Fund and increasing yield to investors in the Fund. For the year ended September 30, 2010, the Manager received a management fee at the rate of 0.03% of the Fund’s average daily net assets, net of fee waivers.

The Fund’s semi-annual report to shareholders for the period ending March 31, 2011, will contain a discussion of the basis of the Board’s determination to continue the investment management arrangements as described above.

Regulatory Matters.  On April 24, 2008, the Manager entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global

6

Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Manager had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Manager, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Manager had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Manager or its ability to fulfill its obligations under the Management Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Manager, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Manager and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which would allow the SEC to appeal the court’s rulings. On October 29, 2010, the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Manager currently expects that any resolution of the action against the officer will not have a material adverse impact on the Manager or its ability to fulfill its obligations under the Management Agreement.

CLASSES OF SHARES

Two classes of the Fund’s shares are offered by this Prospectus — Class A Shares and Class C Shares. Class AAA Shares of the Fund are described in a separate prospectus. Class A and Class C Shares are not currently available for new purchases, other than by exchanges from Class A or Class C Shares of other Gabelli Funds.

Class A Shares

Class A Shares of the Fund may only be acquired in exchange for Class A Shares of another Gabelli Fund, which typically carry a front-end sales load, or may be subject to a maximum deferred sales charge (“CDSC”) equal to 1.00% if no front-end sales load was paid at the time of purchase as part of an investment that is greater than $1,000,000, and such shares were redeemed before the end of the time period required to avoid the payment of such Gabelli Fund’s CDSC (typically 18 months). Class A Shares of the Fund do not have a front-end sales load, however, as noted in the preceding sentence, the Fund’s CDSC may apply upon redemption of the Class A Shares of the Fund regardless of the amount of time you held such shares in the Fund. The Fund’s CDSC will not apply (i) to redemptions of Class A Shares of the Fund that had been invested previously in Class A shares of another Gabelli Fund and had paid the applicable front-end sales load at the time of such purchase, (ii) to redemptions of Class A Shares of the Fund that had been previously invested in another Gabelli Fund as part of an investment that is greater than $1,000,000, and for the time period required to avoid the payment of such Gabelli Fund’s CDSC (typically 18 months), or (iii) upon the exchange of Class A Shares of the Fund for Class A shares of another Gabelli Fund. Following an exchange of Class A Shares of the Fund into Class A Shares of another Gabelli Fund, such shares may be subject to that Gabelli Fund’s CDSC upon

7

redemption, which will be calculated by excluding the time such shares were held in the Fund but including the time such shares were initially held in a Gabelli Fund prior to the exchange into this Fund. You should read the prospectus of the Gabelli Fund whose shares you wish to acquire through such an exchange.

Class C Shares

Class C Shares of the Fund may only be acquired in exchange for Class C Shares of another Gabelli Fund, which are typically subject to a CDSC equal to 1.00% for shares redeemed within 12 months after purchase. As noted in the preceding sentence, the Fund’s CDSC may apply upon redemption of the Class C Shares of the Fund, regardless of the amount of time you held such shares in the Fund. The Fund’s CDSC, however, will not apply (i) to redemptions of Class C Shares of the Fund that had been invested previously in Class C Shares of another Gabelli Fund for the time period required to avoid the payment of such Gabelli Fund’s CDSC (typically 12 months), or (ii) upon the exchange of Class C Shares of the Fund for Class C Shares of another Gabelli Fund. Following an exchange of Class C Shares of the Fund into Class C Shares of another Gabelli Fund, such shares may be subject to that Gabelli Fund’s CDSC upon redemption, which will be calculated by excluding the time such shares were held in the Fund but including the time such shares were initially held in a Gabelli Fund prior to the exchange into this Fund. You should read the prospectus of the Gabelli Fund whose shares you wish to acquire through such an exchange. Class C Shares of the Fund are never converted to Class A Shares.

Contingent Deferred Sales Charge

The Fund’s CDSC payable upon redemption of Class A and Class C Shares (in certain circumstances) is 1.00%. In each case, the CDSC is based on the NAV at the time of redemption. Regardless of the exceptions described herein, you will not pay a CDSC to the extent that the value of any redeemed shares of the Fund represents reinvestments of distributions.

The table below summarizes the differences among the classes of shares.

	Class A Shares	Class C Shares
Front End Sales Load?	No.	No.

Contingent Deferred Sales Charge?	Yes, except for (i) redemptions of Class A Shares of the Fund that had been invested previously in Class A shares of another Gabelli Fund and had paid the applicable front-end sales load at the time of such purchase, (ii) redemptions of Class A Shares of the Fund that had been previously invested in another Gabelli Fund as part of an investment that is greater than $1,000,000 and for the time period required to avoid the payment of such Gabelli Fund’s CDSC (typically 18 months), or (iii) exchanges of Class A Shares of the Fund for Class A Shares of another Gabelli Fund.	Yes, however, the CDSC will not apply to (i) redemptions of shares that have been invested previously in a Gabelli Fund for the time period required to avoid the payment of such Gabelli Fund’s CDSC (typically 12 months), or (ii) upon the exchange of Class C Shares of the Fund for Class C Shares of another Gabelli Fund.

Rule 12b-1 Fee	None.	None.

Convertible to Another Class?	No.	No.

Fund Expense Levels	Same as Class AAA Shares.	Same as Class AAA Shares.

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PURCHASE OF SHARES

Presently, Class A and Class C Shares may only be acquired through an exchange of Class A or Class C Shares, respectively, of another Gabelli Fund. You can acquire the Fund’s Class A or Class C Shares on any Business Day.

Share Price. The Fund sells its Class A and Class C Shares based on the NAV next determined after the time as of which the Fund receives your exchange request. See “Pricing of Fund Shares” for a description of the calculation of the NAV.

Minimum Investments. Your minimum initial exchange investment requirement must be at least $3,000 for Class A and Class C Shares. There is no minimum for subsequent investments.

Customer Identification Program. Federal law requires the Fund to obtain, verify, and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder’s identity.

REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Fund to suspend redemptions. Additionally, the right of redemption may be suspended if the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund redeems its shares based on the NAV next determined after the time as of which the Fund receives your redemption request in proper form, subject in all cases to a CDSC, with exceptions, as described under “Classes of Shares.” See “Pricing of Fund Shares” for a description of the calculation of NAV. The check writing feature is not available for Class A and Class C Shares.

The Fund will charge your account $5.00 for each telephone request for bank wire redemption under $5,000 or telephone request for redemption by check. The Fund will also charge a $5.00 account close-out fee when you redeem all shares in your account, except for Fund exchanges and wire transfers. These charges will be paid to State Street Bank and Trust Company (“State Street”), the Fund’s transfer agent, and will reduce the transfer agency expenses otherwise payable by the Fund. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days.

You may redeem shares through the Distributor, directly from the Fund through the Fund’s transfer agent, or through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or other financial intermediary will transmit a redemption order to State Street on your behalf. The redemption request will be effected at the NAV next determined (less any applicable CDSC) after the Fund receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer.

•	By Letter. You may mail a letter requesting redemption of shares to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem, and your account number. You

9

must sign the letter in exactly the same way the account is registered and, if there is more than one owner of shares, all owners must sign. A medallion signature guarantee is required for each signature on your redemption letter. You can obtain a medallion signature guarantee from financial institutions such as commercial banks, brokers, dealers, and savings associations. A notary public cannot provide a medallion signature guarantee.

•	Automatic Cash Withdrawal Plan. You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

Involuntary Redemption.  The Fund may redeem all shares in your account (other than an IRA account) if the Fund’s value falls below $1,000 as a result of redemptions. You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000. The Distributor will waive any CDSC in connection with an involuntary redemption.

Redemption Proceeds.  A redemption request received by the Fund will be effected at the NAV next determined after the time as of which the Fund, or, if applicable, its authorized designee receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within 7 days after receipt of your redemption request. If you purchased your Fund shares by check you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV after receipt of your redemption request.

Frequent Purchases and Redemptions of Fund Shares.  Money market funds are often used by investors for short-term investments, in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without redemption fees. For this reason, the Board has determined not to adopt policies and procedures, or impose redemption fees or other restrictions such as minimum holding periods, in order to not deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of the Fund’s shares will increase the Fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the portfolio by the Manager. Most portfolio transaction costs are not included in the Fund’s annual operating expenses shown in the Fund’s fee table in the prospectus, but do detract from the Fund’s performance. However, the Fund reserves the right to limit or restrict purchases in the Fund if it is in the best interest of the Fund’s existing shareholders.

The boards of the various Gabelli non-money market mutual funds have approved policies and procedures that are intended to discourage abusive trading practices in these mutual funds and that may apply to exchanges from or into the Fund. If you plan to exchange your Fund shares for shares of a non-money market mutual fund, please read the prospectus of that other mutual fund.

EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for the same class of shares of any other Gabelli Fund based on its relative NAV at the time of exchange, without imposition of the CDSC. Upon exchange into another

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Gabelli Fund, such shares may be subject to the CDSC applicable to the selected Gabelli Fund, which will be calculated by excluding the time such shares were held in this Fund but including the time such shares were initially held in the Gabelli Fund prior to the exchange into this Fund.

In effecting an exchange:

•	you must meet the minimum investment requirements for the fund whose shares you wish to purchase through exchange;
•	if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;
•	if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

•	you may realize a taxable gain or loss because the exchange is treated as a sale for federal income tax purposes;

•	you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) or visit our website at www.gabelli.com to obtain a prospectus; and
•	you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares through a registered broker-dealer, bank, or other financial intermediary, or by telephone, by mail, or over the Internet.

•	Exchange by Telephone. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

•	Exchange by Mail. You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund(s) whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.

•	Exchange through the Internet. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your broker and does not benefit the Fund or the Adviser in any way. It would be in addition to the sales charges and other costs, if any, described in this Prospectus and must be disclosed to you by your broker.

PRICING OF FUND SHARES

The NAV of the Fund’s Class A and Class C Shares are calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

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The Fund’s NAV is determined at noon (Eastern Time) and as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern Time). The NAV is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Fund uses the amortized cost method of valuing its portfolio securities to maintain a constant net asset value of $1.00 per share. The Fund relies on Rule 2a-7 under the 1940 Act to use the amortized cost valuation method to stabilize the purchase and redemption price of its shares at $1.00 per share. This method of valuation involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of interest rate fluctuations on the market value of the securities. While reliance on Rule 2a-7 should enable the Fund, under most conditions, to maintain a $1.00 share price, there can be no assurance that the Fund will be able to do so, and investment in the Fund is neither insured nor guaranteed by the U.S. Government.

DIVIDENDS AND DISTRIBUTIONS

Dividends out of net investment income and short-term capital gains will be declared daily and paid monthly, and distributions of net long term capital gains, if any, will be paid annually. They will be automatically reinvested at NAV in additional shares of the Fund unless you instruct the Fund to pay all dividends and distributions in cash. You will make an election to receive dividends and distributions in cash or Fund shares at the time you first purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the NAV per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income. Dividends and distributions are taxable whether paid in cash or reinvested in additional shares.

If you purchase shares prior to 12:00 noon (Eastern Time) by bank wire, you will receive the full dividend for that day. If you purchase shares by bank wire between noon and 4:00 p.m. (Eastern Time) or by check, you will receive a full dividend beginning the next Business Day based on 4:00 p.m. pricing on that day. If you redeem shares prior to 12:00 noon (Eastern Time) on any Business Day, you will not earn that day’s dividend, but the redemption proceeds are available that day if redemption proceeds are to be paid by bank wire. If you redeem shares between noon and 4:00 p.m. (Eastern Time), you will earn that day’s dividend, but the redemption proceeds are not available until the next Business Day if redemption proceeds are to be paid by bank wire. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request.

TAX INFORMATION

The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short-term capital gains (i.e., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income, if you are a U.S. shareholder. Distributions of net long-term capital gains, if any, are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Fund’s distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to state or local taxes, except to the extent distributions are derived from U.S. Treasury securities. A redemption of the

12

Fund’s shares or an exchange of the Fund’s shares for shares of another fund will be treated for tax purposes as a sale of the Fund’s shares, and any gain you realize on such a transaction generally will be taxable.

Dividends and other distributions by the Fund are generally treated as received by you at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November, or December of any calendar year will generally be deemed for tax purposes to have been received by each shareholder on December 31 of such year, provided such dividend is actually paid by the Fund during January of the following year.

After the end of each calendar year, the Fund will provide you with information about the distributions you received. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions and redemption proceeds.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the U.S. tax consequences to you of an investment in the Fund.

MAILINGS AND E-DELIVERY TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.

The Fund offers electronic delivery of Fund documents. Direct shareholders of the Fund can elect to receive the Fund’s annual, semi-annual, and quarterly Fund reports, manager commentaries, and prospectuses via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website at www.gabelli.com. Shareholders who purchased the Fund through a financial intermediary should contact their financial intermediary to sign up for e-delivery of Fund documents, if available.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance for the Fund for the life of each Class. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund’s shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements and related notes, is included in the annual report, which is available upon request.

Selected data for a share of beneficial interest outstanding throughout each period:

												Ratios to Average Net Assets/
		Income (Loss) from Investment Operations			Distributions							Supplemental Data
														Operating		Operating
														Expenses		Expenses
	Net Asset		Net						Net Asset		Net Assets			Net of Fees		Before Fees
Period	Value,	Net	Realized	Total from	Net	Net Realized			Value,		End of	Net		Waived and		Waived and
Ended	Beginning	Investment	Gain on	Investment	Investment	Gain on		Total	End of	Total	Period	Investment		Assumed by		Assumed by
September 30	of Period	Income(a)(b)	Investments	Operations	Income	Investments		Distributions	Period	Return†	(in 000’s)	Income		the Manager(c)		the Manager
Class A
2010	$1.0000	$0.0007	$0.0000 (d)	$0.0007	$(0.0007)	$(0.0000	)(d)	$(0.0007)	$1.0000	0.08%	$1,186	0.08%		0.08%		0.33%
2009(e)	1.0000	0.0028	0.0001	0.0029	(0.0028)	(0.0001)		(0.0029)	1.0000	0.33	1,237	0	.31(f)	0	.09(f)	0	.36(f)
Class C
2010	$1.0000	$0.0007	$0.0000 (d)	$0.0007	$(0.0007)	$(0.0000	)(d)	$(0.0007)	$1.0000	0.08%	$1,900	0.07%		0.08%		0.33%
2009(e)	1.0000	0.0023	0.0001	0.0024	(0.0023)	(0.0001)		(0.0024)	1.0000	0.33	414	0	.26(f)	0	.09(f)	0	.37(f)

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Net investment income (loss) per share before fees waived by the Manager for the years ended September 30, 2010, and September 30, 2009 was $(0.0018) and $0.0004 (Class A), and $(0.0018) and $(0.0002) (Class C), respectively.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	The Manager assumed certain expenses incurred from the U.S. Treasury Department’s Temporary Guaranty Program during the year ended September 30, 2009. If these expenses had not been assumed by the Manager, the ratio of operating expenses net of fees waived and assumed by the Manager to average net assets would have been 0.11% for all classes.

(d)	Amount represents less than $0.00005 per share.

(e)	From the commencement of offering Class A and Class C Shares on November 14, 2008 through September 30, 2009.

(f)	Annualized.

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GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This is not part of the Prospectus.

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This Page Was Left Blank Intentionally.

The Gabelli U.S. Treasury Money Market Fund

For More Information:

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Fund’s semi-annual and annual reports to shareholders contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can obtain free copies of these documents and prospectuses of other funds in the
Gabelli/GAMCO family, request other information, and discuss your questions about the
Fund by mail, toll-free phone or the internet as follows:

The Gabelli U.S. Treasury Money Market Fund

One Corporate Center

Rye, NY 10580-1422

Telephone: 800-GABELLI (800-422-3554)

www.gabelli.com

You can also review and/or copy the Fund’s Prospectus, annual/semi-annual reports, and SAI at the Public Reference Room of the SEC in Washington, D.C. You can get text-only copies:

•	Free from the Fund’s website at www.gabelli.com.

•	For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520 or by calling 202-551-8090.

•	Free from the EDGAR Database on the SEC’s website at www.sec.gov.

(Investment Company Act File Number 811-06687)

THE GABELLI U.S. TREASURY MONEY MARKET FUND
A Portfolio of The Gabelli Money Market Funds

Share Class	Ticker Symbol
Class AAA Shares	GABXX
Class A Shares	GBAXX
Class C Shares	GBCXX
Statement of Additional Information
January 28, 2011
     This Statement of Additional Information (“SAI”), which is not a prospectus, describes The Gabelli U.S. Treasury Money Market Fund (the “Fund”), which is the only series of The Gabelli Money Market Funds, a Delaware statutory trust (the “Trust”). This SAI should be read in conjunction with the Prospectus for the Class AAA Shares of the Fund, and the Prospectus for the Class A Shares and Class C Shares of the Fund, both dated January 28, 2011. For a free copy of the Prospectuses, please contact the Fund at the address, telephone number, or Internet website printed below. This SAI is incorporated by reference in its entirety into the Fund’s Prospectuses.
One Corporate Center
Rye, New York 10580-1422
Telephone 800-GABELLI (800-422-3554)
www.gabelli.com

GENERAL INFORMATION
The Trust is a diversified, open-end, management investment company organized under the laws of the State of Delaware as a Delaware statutory trust on May 21, 1992. The Fund commenced investment operations on October 1, 1992.
INVESTMENT STRATEGIES AND RISKS
The Fund’s Prospectuses discuss the investment objective of the Fund and the principal strategies to be employed to achieve that objective. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize, and certain risks associated with such investments and strategies. Although the Fund reserves the right to use repurchase agreements, the Fund will not engage in such activity until further notice. The Fund’s investment objective is fundamental and may be changed only by the affirmative vote of at least a majority of the Fund’s outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). A majority of the Fund’s outstanding securities is defined as the lesser of (i) 67% of the Fund’s shares represented at a meeting of shareholders at which the holders of 50% or more of the Fund’s outstanding shares are represented in person or by proxy or (ii) more than 50% of the Fund’s outstanding shares.
General
All investments purchased by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund’s portfolio (on a dollar-weighted basis) will be 60 days or less. The maturities of variable rate demand instruments held in the Fund’s portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate readjustment, although the stated maturities may be in excess of 397 days. The weighted average life of the Fund’s portfolio will be 120 days or less.
The Fund will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Daily Liquid Assets include (i) cash, (ii) direct obligations of the U.S. Government; or (iii) securities that will mature or any that are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”). The Fund will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash, (ii) direct obligations of the U.S. Government, (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (v) securities that will mature or any that are subject to a demand feature that is exercisable and payable within five business day (collectively, “Weekly Liquid Assets”). The Fund may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.
U.S. Treasury Obligations
As set forth in the Prospectuses, under normal market conditions, the Fund will invest at least 80% of its net assets in the following types of U.S. Treasury obligations:
U.S. Treasury Securities. The Fund will invest in U.S. Treasury securities, including bills, notes, and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the “full faith and credit” of the United States. They differ primarily in their interest rates and the lengths of their maturities.
Components of U.S. Treasury Securities. The Fund may also invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations, or one or more of the interest payments scheduled to be paid on such obligations. Component parts of U.S. Treasury notes or bonds are created through the U.S. Treasury Department’s STRIPS program. These obligations may take the form of (i) Treasury obligations from which the interest coupons have been stripped, (ii) the interest coupons that are stripped, or (iii) book entries at a Federal Reserve member bank representing ownership of Treasury obligation components, and may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments, or both on certain U.S. Treasury notes or bonds. The underlying U.S. Treasury notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury strips.
When-Issued and Delayed Delivery Securities
The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis in excess of customary settlement periods for the type of securities involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization, or debt restructuring, i.e., a when, as, and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable by Gabelli Funds, LLC, the Fund’s investment adviser (the “Manager”).
Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.
Illiquid Securities
The Fund may invest up to 5% of its net assets in repurchase agreements that have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or subject to legal or contractual restrictions on resale. The Manager, however, does not currently intend to employ such investments. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, corporate bonds, and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. That there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a non-exclusive “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Fund’s Manager anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act are not deemed to be illiquid. The Fund would treat such securities as illiquid until such time that the Manager determines that they are readily marketable. In reaching liquidity decisions, the Trust’s Manager would consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of how the marketplace trades, e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Repurchase Agreements
The Fund may enter into repurchase agreements, which are agreements to purchase securities (the “underlying securities”) from a bank which is a member of the Federal Reserve System, or from a well established securities dealer, and the bank or dealer agrees to repurchase the underlying securities from the Fund, at the original purchase price, plus specified interest, at a specified future date; however, the Manager does not currently intend to employ such investments. The Fund will enter into repurchase agreements only where the underlying securities (1) are of the type (excluding maturity limitations) which the Fund’s investment policies and restrictions would allow it to purchase directly and (2) are “marked to market” on a daily basis, so that the market value of the underlying securities, including interest accrued, is equal to or in excess of the value of the repurchase agreement. The period until maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon rate of return effective for the period of time the Fund’s money is invested in the security. The U.S. Treasury obligations held as collateral are valued daily, and if the value of these instruments decline, the Fund may require additional collateral.
With respect to engaging in repurchase agreements, the Fund’s risk would primarily be that, if the seller defaults, the proceeds from the disposition of the underlying securities and other collateral for the seller’s obligations are less than the repurchase price. If the seller becomes insolvent, the Fund might be delayed in or prevented from selling the collateral. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will experience a loss.
In addition, interest income derived from repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes. In addition, some states require that, in order for the state tax exempt character of the Fund’s interest from U.S. Treasury obligations to pass through to its shareholders, the Fund must maintain specified minimum levels of the Fund’s total assets in U.S. Treasury obligations. If the level of non U.S. Treasury obligations (including repurchase agreements) exceeds a state’s limit for this pass through, then none of the Fund’s interest income would be exempt from state or local income tax in that state for the applicable year. While the Fund does not specifically limit the amount of repurchase agreements that it can enter into, the Fund will endeavor to maintain the levels necessary to preserve the pass through of the Fund’s state tax exempt interest income from U.S. Treasury obligations.
INVESTMENT RESTRICTIONS
Unless specified to the contrary, the following restrictions are fundamental and may not be changed as to the Fund without the approval of the majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).
     As a matter of fundamental policy, the Trust may not, on behalf of the Fund:
(1)	purchase any security other than obligations of the U.S. government, including repurchase agreements with respect to such securities;

(2)	borrow money, except from banks for temporary, extraordinary, or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, or for clearance of transactions; borrowing in the aggregate may not exceed 30% of the value of the Fund’s total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made; investment securities will not be purchased while borrowings exceed 5% of the Fund’s total assets;

(3)	issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) permitted borrowings of money from banks; or (c) purchasing securities on a “when-issued” or “delayed delivery” basis;

(4)	make loans of the Fund’s portfolio securities, except through repurchase agreements;

(5)	purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for clearance of transactions);

(6)	act as underwriter of securities except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws;

(7)	make short sales or maintain a short position;

(8)	buy or sell real estate or interests in real estate, including real estate limited partnerships;

(9)	acquire securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

(10)	make investments for the purpose of exercising control or management;

(11)	invest in interests in or leases related to oil, gas or other mineral exploration, or development programs; or

(12)	buy or sell commodities or commodity contracts (including futures contracts and options thereon).
In addition, as a matter of operating policy, the Trust will not on behalf of the Fund invest more than 25% of the Fund’s total assets in any industry other than the U.S. government.
If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions, except that there is an ongoing asset coverage requirement in the case of borrowings. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Fund’s Board of Trustees (the “Board”) will consider what actions, if any, are appropriate to maintain adequate liquidity.
PORTFOLIO HOLDINGS INFORMATION
In order to comply with Rule 2a-7 under the 1940 Act, information concerning the Fund’s portfolio holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted on the Fund’s website at www.gabelli.com, five business days after the end of each month, and will remain posted on the website for six months thereafter.
Employees of the Manager and its affiliates will often have access to information concerning the portfolio holdings of the Fund. The Fund and the Manager have adopted policies and procedures that require all employees to safeguard proprietary information of the Fund, which includes information relating to the Fund’s portfolio holdings as well as portfolio trading activity of the Manager with respect to the Fund (collectively, “Portfolio Holdings Information”). In addition, the Fund and the Manager have adopted policies and procedures providing that Portfolio Holdings Information may not be disclosed except to the extent that it is (a) made available to the general public by posting on the Fund’s website or filed as part of a required filing on Form N-Q or N-CSR or (b) provided to a third party for legitimate business or regulatory purposes, which has agreed to keep such information confidential under terms approved by the Manager’s legal department or outside counsel, as described below. The Manager will examine each situation under (b) with a view to determine that release of the information is in the best interest of the Fund and its shareholders and, if a potential conflict between the Manager’s interests and the Fund’s interests arises, to have such conflict resolved by the Chief Compliance Officer or those Trustees who are not considered “interested persons” as defined in the 1940 Act (the “Independent Trustees”). These policies further provide that no officer of the Fund or employee of the Manager shall communicate with the media about the Fund without obtaining the advance consent of the Chief Operating Officer of the Manager, or Chief Executive Officer, or General Counsel of the parent company of the Manager.
Under the foregoing policies, the Fund may disclose Portfolio Holdings Information in the circumstances outlined below. Disclosure generally may be either on a monthly or quarterly basis with no time lag in some cases and with a time lag of up to 60 days in other cases (with the exception of proxy voting services which require a regular download of data).
(1)	To regulatory authorities in response to requests for such information and with the approval of the Chief Compliance Officer of the Fund;

(2)	To mutual fund rating and statistical agencies and to persons performing similar functions where there is a legitimate business purpose for such disclosure and such entity has agreed to keep such data confidential until at least it has been made public by the Manager;

(3)	To service providers of the Fund, as necessary for the performance of their services to the Fund and to the Board where such entity has agreed to keep such data confidential until at least it has been made public by the Manager. The Fund’s current service providers that may receive such information are its administrator, sub-administrator, custodian, independent registered public accounting firm, legal counsel, and financial printers;

(4)	To firms providing proxy voting and other proxy services provided such entity has agreed to keep such data confidential until at least it has been made public by the Manager;

(5)	To certain brokers, dealers, investment advisers, and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients. Disclosure of Portfolio Holdings Information in these circumstances requires the broker, dealer, investment adviser, or financial intermediary to agree to keep such information confidential until at least it has been made public by the Manager and is further subject to prior approval of the Chief Compliance Officer of the Fund and shall be reported to the Board at the next quarterly meeting; and

(6)	To consultants for purposes of performing analysis of the Fund, which analysis may be used by the consultant with its clients or disseminated to the public, provided that such entity shall have agreed to keep such information confidential until at least it has been made public by the Manager.
As of the date of this SAI, the Fund makes information about its portfolio securities available to its administrator, sub-administrator, custodian, and proxy voting service on a daily basis, with no time lag, to its typesetter on a quarterly basis with a ten day time lag, to its financial printers on a quarterly basis with a forty-five day time lag, and to its independent registered public accounting firm and legal counsel on an as needed basis, with no time lag. The names of the Fund’s administrator, sub-administrator, custodian, independent registered public accounting firm, and legal counsel are set forth in this SAI. The Fund’s proxy voting service is Broadridge Financial Solutions. Bowne/GCom2 Solutions provides typesetting services for the Fund, and the Fund selects from a number of financial printers who have agreed to keep such information confidential at least until it has been made public by the Manager.
Other than these arrangements with the Fund’s service providers and proxy voting service, the Fund has no ongoing arrangements to make available information about the Fund’s portfolio securities prior to such information being disclosed in a publicly available filing with the U.S. Securities and Exchange Commission (the “SEC”) that is required to include the information.
Disclosures made pursuant to a confidentiality agreement are subject to periodic confirmation by the Chief Compliance Officer of the Fund that the recipient has utilized such information solely in accordance with the terms of the agreement. Neither the Fund, nor the Manager, nor any of the Manager’s affiliates will accept on behalf of itself, its affiliates, or the Fund, any compensation or other consideration in connection with the disclosure of portfolio holdings of the Fund. The Board will review such arrangements annually with the Fund’s Chief Compliance Officer.

TRUSTEES AND OFFICERS
Under Delaware law, the Trust’s Board is responsible for establishing the Fund’s policies and for overseeing management of the Fund. The Board also elects the Trust’s officers who conduct the daily business of the Fund. Information pertaining to the Trustees and executive officers is set forth below.

Number of
	Term of	Funds
	Office and	in Fund
Name, Position(s)	Length of	Complex		Other Directorships
Address[1]	Time	Overseen	Principal Occupation(s)	During the Past Five
And Age	Served[2]	by Trustee	During Past Five Years	Years[3]
INTERESTED TRUSTEE[4]:

Mario J. Gabelli Trustee and Chairman of the Board Age: 68	Since 1992	26	Chairman and Chief Executive Officer of GAMCO Investors, Inc., and Chief Investment Officer — Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Funds complex; Chief Executive Officer and Chief Investment Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communications services company); Director of CIBL, Inc. (broadcasting and wireless communications)

		Number of
		Funds
	Term of	in Fund
Name, Position(s)	Office and	Complex		Other Directorships
Address[1]	Length of	Overseen	Principal Occupation(s)	During the Past Five
And Age	Time Served[2]	by Trustee	During Past Five Years	Years[3]
INDEPENDENT TRUSTEES[5]:

Anthony J. Colavita Trustee Age: 75	Since 1992	35	President of the law firm of Anthony J. Colavita, P.C.	—

Vincent D. Enright Trustee Age: 67	Since 1992	16	Former Senior Vice President and Chief Financial Officer of KeySpan Corporation (public utility) (1994-1998).	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics) ; and until September 2006, Director of Aphton Corporation (pharmaceuticals)

Robert C. Kolodny, MD Trustee Age: 66	Since 2006	2	Physician; Principal of KBS Management LLC (investment adviser) since 2006; General Partner of KBS Partnership, KBS II Investment Partnership, KBS III Investment Partnership, KBS IV Limited Partnership, KBS New Dimensions, L.P., KBS Global Opportunities, L.P. and KBS VII Limited Partnership (private investment partnerships) since 1981; Medical Director and Chairman of the Board of the Behavioral Medicine Institute since 1983.	—

Anthonie C. van Ekris Trustee Age: 76	Since 1992	20	Chairman of BALMAC International, Inc. (commodities and futures trading).	—

Term of
Name, Position(s)	Office and
Address[1]	Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years
OFFICERS:
Bruce N. Alpert President and Secretary Age: 59	Since 1992	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Director of Teton Advisors, Inc. since 1998; Chairman of Teton Advisors, Inc., 2008 to 2010; President of Teton Advisors, Inc., 1998 to 2008; Senior Vice President of GAMCO Investors, Inc. since 2008.

Agnes Mullady Treasurer and Principal Financial Officer Age: 52	Since 2006	Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer and Chief Financial Officer of Excelsior Funds from 2004 through 2005.

Peter D. Goldstein Chief Compliance Officer Age: 57	Since 2004	Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004; Chief Compliance Officer of all of the registered investment companies in the Gabelli/GAMCO Funds complex.

Ronald S. Eaker Vice President and Portfolio Manager Age: 50	Since 1992	Senior Portfolio Manager of Gabelli Fixed Income LLC and its predecessors since 1987.

Judith Raneri Vice President and Portfolio Manager Age: 43	Since 1997	Portfolio Manager of Gabelli Funds, LLC since 1997; Former Senior Portfolio Manager, Secretary, and Treasurer of The Treasurer’s Fund, Inc. and a member of its Investment and Credit Review Committee.

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Fund’s Amended and Restated By Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, (i.e., public companies) or other investment companies registered under the 1940 Act.

[4]	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC, which acts as the Fund’s investment manager.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.
The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of other Trustees lead to the conclusion that each Trustee should serve in such capacity. Among the attributes or skills common to all Trustees are their ability to review critically and to evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Manager, the sub-administrator, other service providers, counsel and the Fund’s independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his duties effectively has been attained in large part through the Trustee’s business, consulting or public service positions and through experience from service as a member of the Board, public companies, or non-profit entities or other organizations as set forth above and below. Each Trustee’s ability to perform his duties effectively also has been enhanced by his education, professional training and other life experiences.

Mario J. Gabelli. Mr. Gabelli is Chairman of the Board of Trustees of the Fund. He also currently serves as Chairman of the boards of other funds in the Fund Complex. Mr. Gabelli is presently Chairman and Chief Executive Officer of GAMCO Investors, Inc. (“GAMCO”), a NYSE-listed investment advisory firm. He is also the Chief Investment Officer of Value Portfolios of Gabelli Funds, LLC, and GAMCO Asset Management, Inc., which are each asset management subsidiaries of GAMCO. In addition, Mr. Gabelli is Chief Executive Officer and a director and the controlling shareholder of GGCP, Inc., an investment holding company that holds a majority interest in GAMCO. Mr. Gabelli also sits on the boards of other publicly traded companies and private firms and various charitable foundations and educational institutions, including the Board of Trustees of Boston College and the Board of Overseers of Columbia University School of Business. Mr. Gabelli received his Bachelors degree from Fordham University and his Masters of Business Administration from Columbia University School of Business.
Anthony J. Colavita, Esq. Mr. Colavita is a practicing attorney with over 49 years of experience, including in the area of business law. He is the Chair of the Fund’s Nominating Committee, a member of the Fund’s Audit Committee and a member of the Fund’s Proxy Voting Committee. Mr. Colavita also serves on comparable or other board committees with respect to other funds in the Fund Complex on whose boards he sits. Mr. Colavita also serves as a trustee of a charitable remainder unitrust. He formerly served as a Commissioner of the New York State Thruway Authority and as a Commissioner of the New York State Bridge Authority. He served for ten years as the elected Supervisor of the Town of Eastchester, New York, responsible for ten annual municipal budgets of approximately eight million dollars per year. Mr. Colavita formerly served as Special Counsel to the New York State Assembly for five years and as a Senior Attorney with the New York State Insurance Department. He was also formerly Chairman of the Westchester County Republican Party and the New York State Republican Party. Mr. Colavita received his Bachelor of Arts from Fairfield University and Juris Doctor from Fordham University School of Law.
Vincent D. Enright. Mr. Enright was a senior executive and Chief Financial Officer (“CFO”) of an energy public utility for four years. In accordance with his experience as a CFO, he is Chair of the Fund’s Audit Committee. Mr. Enright is also a member of the Fund’s Nominating Committee, a member of the Fund’s ad hoc Pricing Committee, the lead independent Trustee of the Fund, and a member of both multi-fund Compensation Committees (described below under “Trustee — Leadership Structure and Oversight Responsibilities”) and serves on comparable or other board committees with respect to other funds in the Fund Complex on whose boards he sits. Mr. Enright is also a director of a therapeutic and diagnostic company and serves as Chairman of its compensation committee and as Chairman of its audit committee. He was also a Director of a pharmaceutical company. Mr. Enright received his Bachelor of Science in accounting from Fordham University and completed the Advanced Management Program at Harvard University.
Robert C. Kolodny, M.D. Dr. Kolodny is Chairman of the Board of the Behavioral Medicine Institute and has been a practicing physician for over 40 years. He sits on the board of another fund in the Fund Complex. In addition to also being a Director of The John Dewey Academy, a residential college preparatory therapeutic high school in Massachusetts, Dr. Kolodny has over 30 years of investment experience as managing member or managing general partner of numerous investment partnerships. He is also the founder and managing member of KBS Management, LLC, a New Hampshire registered investment adviser. Dr. Kolodny previously served as director for former funds in the Fund Complex (The Treasurer’s Fund and Ned Davis Research Allocation Fund), Lynch Corporation, a publicly-traded company, and Tremont Partners, a private investment firm. Dr. Kolodny is the author or co-author of numerous articles and books on medical and psychological topics, and has lectured at numerous leading medical schools in the U.S. He received a Bachelor of Arts from Columbia University and a Medical Doctor degree from Washington University School of Medicine.
Anthonie C. van Ekris. Mr. van Ekris has been the Chairman and Chief Executive Officer of BALMAC International, Inc., a global import/export company for 19 years. Mr. van Ekris serves on the boards of other funds in the Fund Complex and is a member of the Fund’s Nominating Committee and is also a member of the Proxy Voting Committee of some of the funds in the Fund Complex. He has over 55 years of experience as Chairman and/or Chief Executive Officer of public and private companies involved in the international trading or commodity trading businesses and had also served in both of these capacities for nearly 20 years for a large public jewelry chain. Mr. van Ekris was formerly a director of an oil and gas operations company and served on the boards of a number of public companies, and served on the boards of a number of public companies, and served for more than 10 years on the Advisory Board of the Salvation Army of Greater New York. Mr. van Ekris’ education, professional training and experience, and other life experiences, including but not limited to his experience on the boards and committees of other funds in the Fund Complex, and his position as Chairman and/or Chief Executive Officer of public and private companies involved in trading or commodity trading businesses, make him highly qualified to serve as a Trustee of the Fund.

Trustees — Leadership Structure and Oversight Responsibilities
     Overall responsibility for general oversight of the Fund rests with the Board. The Board has appointed Mr. Enright as the lead independent Trustee. The lead independent Trustee presides over executive sessions of the Trustees and also serves between meetings of the Board as a liaison with service providers, officers, counsel and other Trustees on a wide variety of matters including scheduling agenda items for Board meetings. Designation as such does not impose on the lead independent Trustee any obligations or standards greater than or different from other Trustees. Each of the Nominating, Audit, and Proxy Voting Committees are comprised of entirely independent Trustees. The Board has established a Nominating Committee and an Audit Committee to assist the Board in the oversight of the management and affairs of the Fund. The Board also has an Proxy Voting Committee. From time to time the Board establishes additional committees or informal working groups to deal with specific matters or assigns one of its members to participate with trustees or directors of other funds in the Gabelli/GAMCO Fund Complex on special committees or working groups that deal with complex-wide matters, such as the multi-fund Compensation Committee relating to compensation of the Chief Compliance Officer for all the funds in the Fund Complex. (The Fund Complex also has a separate multi-fund Compensation Committee relating to certain officers of the closed-end funds, and some of the Fund’s Trustees may from time to time also serve on this separate committee).
     All of the Fund’s Trustees other than Mr. Gabelli are independent Trustees, and the Board believes they are able to provide effective oversight of the Trust’s service providers. In addition to providing feedback and direction during Board meetings, the Trustees meet regularly in executive session and chair all committees of the Board.
     The Trust’s operations entail a variety of risks including investment, administration, valuation and a range of compliance matters. Although the Manager, the sub-administrator and the officers of the Trust are responsible for managing these risks on a day-to-day basis within the framework of their established risk management functions, the Board also addresses risk management of the Trust through its meetings and those of the committees and working groups. In particular, as part of its general oversight, the Board reviews with Manager at Board meetings the levels and types of risks, being undertaken by the Trust, and the Audit Committee discusses the Trust’s risk management and controls with the independent registered public accounting firm engaged by the Trust. The Board reviews valuation policies and procedures and the valuations of specific illiquid securities. The Board also receives periodic reports from the Trust’s Chief Compliance Officer regarding compliance matters relating to the Trust and its major service providers, including results of the implementation and testing of the Trust’s and such providers’ compliance programs. The Board’s oversight function is facilitated by management reporting processes that are designed to provide visibility to the Board about the identification, assessment and management of critical risks and the controls and policies and procedures used to mitigate those risks. The Board reviews its role in supervising the Trust’s risk management from time to time and may make changes in its discretion at any time.
     The Board has determined that its leadership structure is appropriate for the Trust because it enables the Board to exercise informed and independent judgment over matters under its purview, allocates responsibility among committees in a manner that fosters effective oversight and allows the Board to devote appropriate resources to specific issues in a flexible manner as they arise. The Board periodically reviews its leadership structure as well as its overall structure, composition and functioning and may make changes in its discretion at any time.
Standing Board Committees
The Board has established three standing committees in connection with its governance of the Fund — Audit, Nominating, and Proxy Voting. The Fund does not have a standing compensation committee.
The Fund’s Audit Committee consists of two members, Messrs. Enright (Chairman) and Colavita, who are both Independent Trustees. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board on November 16, 2010. As set forth in the Charter, the function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control and it is the independent registered public accounting firm’s responsibility to plan and carry out a proper audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Fund, its internal controls, and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund’s financial statements and the audit thereof and to act as a liaison between the Board and the Fund’s independent registered public accounting firm. During the fiscal year ended September 30, 2010, the Audit Committee met twice.

The Fund’s Nominating Committee consists of three members: Messrs. Colavita (Chairman), Enright, and van Ekris, who are Independent Trustees. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Nominating Committee did not meet during the fiscal year ended September 30, 2010.
Under certain circumstances and pursuant to specific procedures and guidelines, the Proxy Voting Committee will, in place of the Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Fund. The Proxy Voting Committee meets periodically on an as needed basis to consider such matters and did not meet during the fiscal year ended September 30, 2010.
Trustee Ownership of Fund Shares
Set forth in the table below is the dollar range of equity securities in the Fund and the aggregate dollar range of equity securities in the Fund complex beneficially owned by each Trustee.

Aggregate Dollar Range of
	Dollar Range of Equity	Equity
	Securities Held	Securities Held
Name of Trustee	in the Fund*	in Fund Complex*
INTERESTED TRUSTEE:

Mario J. Gabelli	E	E

INDEPENDENT TRUSTEES:

Anthony J. Colavita**	E	E

Vincent D. Enright	C	E

Robert C. Kolodny	E	E

Anthonie C. van Ekris**	C	E

*	Key to Dollar Ranges- Information as of December 31, 2010

A.	None

B.	$1 — $10,000

C.	$10,001 — $50,000

D.	$50,001 — $100,000

E.	Over $100,000

**	Mr. Colavita beneficially owns less than 1% of the common stock of The LGL Group, Inc. having a value of $23,999 as of December 31, 2010. Mr. van Ekris beneficially owns less than 1% of the common stock of (1) The LGL Group, Inc. having a value of $28,784 as of December 31, 2010 and (ii) LICT Corp. having a value of $63,600 as of December 31, 2010. The LGL Group, Inc. and LICT Corp. may be deemed to be controlled by Mario J. Gabelli and/or affiliates and in that event would be deemed to be under common control with the Fund’s Manager.
Trustee and Officer Compensation
No trustee, officer, or employee of the Manager or an affiliated company receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each of its Trustees who is not a director, officer, or employee of the Manager or any of its affiliates, $3,000 per annum plus $500 per meeting attended in person or by telephone and reimburses each Trustee for related travel and other out-of-pocket expenses. The Lead Trustee receives an additional $1,000 per annum.
The following table sets forth certain information regarding the compensation of the Fund’s Trustees. No executive officer or person affiliated with the Fund received compensation in excess of $60,000 from the Fund for the calendar year ended December 31, 2010.

COMPENSATION TABLE
Aggregate Compensation
from Registrant
(Fiscal Year)

		Total Compensation from
		the Fund and Fund
Name and Position	Aggregate Compensation from the Fund	Complex*
Mario J. Gabelli	$0	$0	(26)
Chairman of the Board

Anthony J. Colavita	$6,036	$254,500	(34)
Trustee

Vincent D. Enright	$8,000	$131,000	(15)
Trustee

Robert C. Kolodny	$5,500	$14,000	(2)
Trustee

Anthonie C. van Ekris	$5,050	$124,000	(19)
Trustee

*	Represents the total compensation paid to such persons during the calendar year ended December 31, 2010. The parenthetical number represents the number of investment companies (including the Fund) or portfolios thereof from which such person receives compensation and which are considered part of the same “fund complex” as the Fund because they have common or affiliated investment advisers.
Proxy Voting Policies
The Fund has delegated the voting of portfolio securities to the Manager. The Manager has adopted proxy voting policies and procedures (the “Proxy Voting Policy”) for the voting of proxies on behalf of client accounts for which the Manager has voting discretion, including the Fund. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Fund. Currently the Fund does not hold any voting securities and does not intend to hold any such securities in the future.
Normally, the Manager exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the “Proxy Guidelines”) set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select an independent registered public accounting firm, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for trustee and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders’ rights to call special meetings, to consider the non-financial effects of a merger, to limit shareholders’ right to act by written consent, to approve executive and trustee compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, asset sales, or liquidations.
A Proxy Voting Committee comprised of senior representatives of the Manager and its affiliated investment advisers has the responsibility for the content, interpretation, and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Services, Inc. (“ISS”) and its Corporate Governance Service, other third party services, and the analysts of Gabelli & Company, Inc. (the “Distributor”), will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer’s board of directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer’s board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) contrary to the recommendations of the issuer’s board of directors but is consistent with the Proxy Guidelines.
All matters identified by the Chairman of the Proxy Voting Committee, the Director of Proxy Voting Services, or the Manager’s Legal Department as controversial, taking into account the recommendations of ISS or other third party services and the analysts of the Distributor, will be presented to the Proxy Voting Committee. If the Chairman of the Proxy Voting Committee, the Director of Proxy Voting Services, or the Manager’s Legal Department has identified the matter as one that (1) is controversial; (2) would benefit from deliberation by the Proxy Voting Committee; or (3) may give rise to a conflict of interest between the Manager and its clients, the Chairman of the

Proxy Voting Committee will initially determine what vote to recommend that the Manager should cast and the matter will go before the Proxy Voting Committee.
For matters submitted to the Proxy Voting Committee, each member of the Proxy Voting Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer and any recommendations by the Distributor’s analysts. The Chief Investment Officer or the Distributor’s analysts may be invited to present their viewpoints. If the Manager’s Legal Department believes that the matter before the Proxy Voting Committee is one with respect to which a conflict of interest may exist between the Manager and its clients, legal counsel will provide an opinion to the Proxy Voting Committee concerning the conflict. If legal counsel advises that the matter is one in which the interests of the clients of the Manager may diverge, the Proxy Voting Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will advise concerning the likely risks and merits of such an appraisal action.
Where a proxy proposal raises a material conflict between the interests of Fund shareholders on the one hand, and those of the Fund’s Manager and/or the Distributor on the other hand, the conflict will be brought to the Proxy Voting Committee of the Fund to determine a resolution. The Proxy Voting Committee may determine to resolve such conflicts itself, may ask the Independent Trustees of the relevant Fund or Funds to vote the proxies, which would potentially include the Proxy Voting Committee, to vote the proxies, or may delegate the voting of such proxies to an independent person.
Each matter submitted to the Proxy Voting Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Proxy Voting Committee, the Chairman of the Proxy Voting Committee will break the tie. The Proxy Voting Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.
The Trust files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. This filing for the Fund is available without charge, upon request, by calling toll-free (800) 422-3554 and on the SEC’s website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
Persons or organizations owning 25% or more if the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders for their approval.
As of January 12, 2011, the following persons were known to own of record or beneficially 5% or more of the Fund’s outstanding shares:

Name and Address	% of Fund	Nature of Ownership
Class AAA

Mario J. Gabelli	75.67%	Beneficial*
One Corporate Center
Rye, New York 10580-1485

First Clearing Corporation LLC	23.54%	Record*
Jeff Askew Vice President
107 Wheat First Drive
Glen Allen, Virginia 23060-9245

GGCP Inc.	6.56%	Record
Greenwich CT 06830-6556

MJG Management LLC	5.23%	Record
One Corporate Center
Rye, New York 10580-1436

Name and Address	% of Fund	Nature of Ownership
Class A

UBS Financial Services Inc. FBO	19.08%	Record
Barry N. Dickstein
Potomac MD 20854-5433

UBS Financial Services Inc. FBO	15.13%	Record
Abramson Investment Management Inc.
Rockville MD 20852-4282

Morgan Stanley Smith Barney	9.27%	Record
Harborside Financial Center
Plaza Two 3rd Floor
Jersey City NJ 07311

J. Michael Wilderman	7.26%	Beneficial
Seattle, WA 98109-5106

Citigroup Global Markets Inc.	5.55%	Record
House Account
700 Red Brook Boulevard
Owings Mills, MD 21117-5184

Class C

Morgan Stanley Smith Barney	27.62%	Record
Harborside Financial Center
Plaza Two 3rd Floor
Jersey City NJ 07311

UBS Financial Services Inc. FBO	23.58%	Beneficial
The Virginia J. Miller Revocable Trust DTD
Miller Trustees
Export PA 15632-9059

UBS Financial Services Inc. FBO	7.05%	Beneficial
Jane Cahoon Rosenberg TTEE
Jane Cahoon Rosenberg Trustee
Cleveland Heights OH 44118-2836

*	Includes 450,950,577 shares (28.44% of the number of Class AAA Shares outstanding) directly and indirectly beneficially owned by Mr. Gabelli as a result of his position as a controlling person of certain shareholders, including beneficial ownership of MJG Management LLC and GGCP Inc. as shown in the table above. 15.56% of the shares of the Fund are held by discretionary client accounts of GAMCO Asset Management Inc. and are also included under First Clearing Corporation, LLC. Mr. Gabelli disclaims beneficial ownership of shares held by discretionary client accounts of GAMCO Asset Management Inc.
As of January 12, 2011, the outstanding voting securities of the Fund consisted of 1,589,818,655 shares of beneficial interest. As a group, the officers and Trustees of the Trust (other than Mr. Gabelli) owned beneficially, directly or indirectly, less than 1% of its outstanding voting shares.

THE MANAGER
Manager
The Manager is a New York limited liability company which serves as an investment adviser to 17 open-end investment companies and 10 closed-end investment companies with aggregate assets in excess of $16.6 billion as of September 30, 2010. The Manager is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a “controlling person” of the Manager on the basis of his controlling interest in GAMCO Investors, Inc. (“GBL”), the parent company of the Manager. The Manager has several affiliates that provide investment advisory services: GAMCO Asset Management Inc. (“GAMCO”), acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments and as sub-adviser to certain third party investment funds, which include registered investment companies and had assets under management of approximately $12.4 billion as of September 30, 2010. Teton Advisors, Inc. (formerly Gabelli Advisers, Inc.), an affiliate of the Manager, acts as investment adviser to The GAMCO Westwood Funds with assets under management of approximately $641 million as of September 30, 2010; Gabelli Securities, Inc., a majority-owned subsidiary of GBL, acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $466 million as of September 30, 2010; and Gabelli Fixed Income, LLC acts as investment adviser for separate accounts having assets under management of approximately $26 million as of September 30, 2010. Each of the forgoing companies, other than Teton Advisors, Inc., is a subsidiary of GBL. Teton Advisors, Inc. was spun off by GBL in March 2009 and is an affiliate of GBL by virtue of Mr. Gabelli’s ownership of GGCP, Inc., the principal shareholder of Teton Advisors, Inc., as of September 30, 2010.
The Manager currently serves as investment adviser to the Fund pursuant to a management agreement with the Trust (the “Management Agreement”). Pursuant to the Management Agreement, the Manager furnishes a continuous investment program for the Fund’s portfolio, makes day-to-day investment decisions for the Fund, arranges the portfolio transactions of the Fund, and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board. Under the Management Agreement, the Manager also is obligated to keep certain books and records of the Trust in connection therewith. The Manager is also obligated to provide research and statistical analysis and to pay costs of certain clerical and administrative services involved in portfolio management. The management services of the Manager to the Trust are not exclusive under the terms of the Management Agreement and the Manager is free to, and does, render management services to others.
The Manager has authorized any of its directors, officers, and employees who have been elected as Trustees or officers of the Trust to serve in the capacities in which they have been elected. Services furnished by the Manager under the Management Agreement may be furnished by any such directors, officers, or employees of the Manager. In connection with the services it renders, the Manager bears the following expenses:
(a)	the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Trustees who are not affiliated persons of the Manager or the Trust’s investment adviser;

(b)	all expenses incurred by the Manager or by the Trust in connection with managing the ordinary course of the Trust’s business, other than those assumed by the Trust, as described below; and

(c)	the costs and expenses payable to BNY Mellon Investment Servicing (US) Inc. (“BNY” or the “Sub-Administrator”) pursuant to a sub-administration agreement between the Manager and the Sub-Administrator (the “Sub-Administration Agreement”).

Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses, including (a) the fee payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated with the Manager, (c) the fees and certain expenses of the Trust’s Custodian, Transfer Agent and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust’s shares, (d) the fees and expenses of the Trust’s legal counsel and the independent registered public accounting firm, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and business fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust is a member, (h) the cost of share certificates representing shares of the Trust, if any, (i) the cost of fidelity insurance and Trustees’ and Officers’

professional liability and errors and omissions insurance, if any, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC and registering the Trust as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Trust’s registration statement and prospectus for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders and Trustees’ meetings and of preparing, printing, and mailing reports to shareholders, (l) litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Trust’s business, (m) any expenses assumed by the Trust pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act, if any, and (n) the fees and expenses of each series of the Trust in connection with the management, investment, and reinvestment of the assets of each such series.
The Management Agreement provides that the Manager shall not be liable to the Trust for any error of judgment by the Manager or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The Management Agreement in no way restricts the Manager from acting as an investment adviser to others. The Trust has agreed by the terms of the Management Agreement that the Trust may use the name “Gabelli” only for so long as the Management Agreement or any amendment, renewal, or extension thereof remains in effect or for so long as the Manager is responsible for the portfolio management and administrative services for the Trust. The Trust has further agreed that in the event that for any reason, the Manager ceases to be responsible for the portfolio management and administrative services of the Trust, the Trust will, unless the Manager otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include “Gabelli.”
The Management Agreement is terminable without penalty by either party upon not less than sixty (60) days written notice. The Management Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder, except to the extent otherwise provided by order of the SEC, or any rule under the 1940 Act, and except to the extent the 1940 Act no longer provides for automatic termination, in which case the approval of a majority of the independent Trustees is required for any “assignment.”
By its terms, the Management Agreement will remain in effect from year to year, provided each such annual continuance is specifically approved by the Fund’s Board or by a “majority” (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Independent Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Management Agreement.
As compensation for its services and the related expenses borne by the Manager, the Trust pays the Manager a fee, computed daily and payable monthly, at the annual rate of 0.08% of the Fund’s average daily net assets, payable out of the Fund’s net assets.
Additionally, the Manager has contractually agreed to waive all or a portion of its investment management fee and/or reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding interest, acquired fund fees and expenses, taxes, and extraordinary expenses) at no more than 0.08% of the Fund’s average daily net assets. This arrangement is in effect through January 31, 2013.
During the fiscal years ended September 30, 2010, September 30, 2009 and September 30, 2008, the investment advisory fees accrued to the Manager totaled $5,086,436, $4,977,989 and $3,453,342, respectively. During such years, the Manager waived advisory fees in the amounts of $4,236,801, $4,323,188 and $3,039,963, respectively.
The Sub-Administrator
The Manager has entered into a Sub-Administration Agreement with BNY, which is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Fund’s operations except those performed by the Manager under its management agreement; (b) supplies the Fund with office facilities (which may be in the Sub-Administrator’s own offices), statistical and research data, data processing services, clerical, accounting, and bookkeeping services, including, but not limited to, the calculation of the NAV of shares in the Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Fund Board Meetings, including the mailing of all Board materials, and collates the same materials into the Board books; and assists in the drafting of minutes of the Board meetings; (d) prepares reports to the Fund’s shareholders, tax returns, and reports to and filings with the SEC and state “Blue Sky” authorities; (e) provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund’s investment portfolio; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Internal Revenue Code of 1986, as amended (the “Code”), and the Fund’s investment restrictions; (g) furnishes to the Manager with such statistical and other factual information and information regarding economic factors and trends as the Manager from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Fund in a manner consistent with the requirements of the 1940 Act.
For the services it provides, the Manager pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Manager as follows: up to $10 billion - .0275%; $10 billion to $15 billion - .0125%; over $15 billion - .01%. The Sub-Administrator’s fee is paid by the Manager and will result in no additional expense to the Trust. The Fund does pay the Sub-Administrator’s out-of-pocket costs.
Counsel
Paul, Hastings, Janofsky & Walker LLP, 75 E. 55th Street, New York, New York 10022, serves as the Fund’s legal counsel.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 2001 Market Street, Philadelphia, Pennsylvania 19103, independent registered public accounting firm, has been selected to audit the Fund’s annual financial statements.
Custodian, Transfer Agent, and Dividend Disbursing Agent
State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for the Fund’s cash and securities as well as the transfer and dividend disbursing agent (the “Custodian,” “Transfer Agent” and “Dividend Disbursing Agent” respectively) for its shares. Boston Financial Data Services, Inc. (“BFDS”), an affiliate of State Street located at the BFDS Building, 30 Dan Road, Canton, Massachusetts 02021-2809, performs the shareholder services on behalf of State Street and acts as the Fund’s transfer agent and dividend disbursing agent. Neither BFDS nor State Street assists in or is responsible for investment decisions involving assets of the Fund.
The Distributor
The Trust, on behalf of the Fund, has entered into a Distribution Agreement with the Distributor, a New York corporation that is a subsidiary of Gabelli Securities, Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1422. Gabelli Securities, Inc. is a majority owned subsidiary of GBL. The Distributor acts as agent of the Fund for the continuous offering of its shares on a no-load basis at no cost to the Fund. In connection with the sale of the Fund’s shares, the Trust has authorized the Distributor to give only such information and to make only such statements and representations as are contained in the Fund’s Prospectus or SAI. Sales may be made only by Prospectus, which may be delivered personally or through the mails. The Distributor is the Fund’s “principal underwriter” within the meaning of the 1940 Act and bears all costs of preparing, printing, and distributing reports and prospectuses used by the Trust in connection with the sale of the Fund’s shares and all sales literature printed, fund expenses, and expenses in connection with the foregoing.
The Distribution Agreement is terminable by the Distributor or the Trust at any time without penalty on not more than sixty (60) days nor less than thirty (30) days written notice, provided that termination by the Trust must be directed or approved by the Trustees, by the vote of the holders of a majority of the outstanding voting securities of the Trust, or by written consent of a majority of the Independent Trustees. The Distribution Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act. The Distribution Agreement provides that, unless terminated, it will remain in effect from year to year, so long as continuance of the Distribution Agreement is approved annually by the Trustees or by a majority of the outstanding voting shares of the Trust, and in either case, also by a majority of the Independent Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE
The Manager is responsible for all decisions to buy and sell securities for the Fund, arranging the execution of portfolio transactions on the Fund’s behalf, and selection of brokers and dealers to effect the transactions. Purchases of portfolio securities are made from dealers, underwriters, and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Fund does not normally incur any brokerage commission expense on such transactions. There were no brokerage commissions incurred by the Fund since its commencement of operations. The instruments purchased by the Fund are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable price and efficient execution of transactions.
As of September 30, 2010, The Gabelli U.S. Treasury Money Market Fund did not hold securities of its regular broker-dealers or their parents.
PURCHASE OF SHARES
The procedures for purchasing shares of the Fund are summarized in the Fund’s Prospectuses under “Purchase of Shares.”
RETIREMENT PLANS
The Trust has available an Individual Retirement Account (“IRA”) form for investment in Fund shares, which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Fund is $1,000 for an individual. There is no minimum for additional investments in an IRA.
Under the Code, individuals may make wholly or partly tax deductible IRA contributions of up to $5,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and/or their income level. However, dividends and distributions held in such accounts are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for their spouse under the same conditions and contribute a maximum of $10,000 annually to both IRAs provided that no more than $5,000 may be contributed to the IRA of either spouse. Investors satisfying statutory income levels requirements may make non-deductible contributions of up to $10,000 annually to a Roth IRA, distributions from which are not subject to tax if a statutory five year holding period requirement is satisfied. Individuals of age 50 or over may make catch-up contributions of an additional $1,000.
Investors who are self-employed may purchase shares of the Fund through tax deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R. 10 plans; the Fund does not currently act as sponsor for such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as “401(k) Plans” which give participants the right to defer portions of their compensation for investment on a tax deferred basis until distributions are made from the plans. The minimum initial investment for such plans is $1,000 and there is no minimum for additional investments.
Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans, which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor.
REDEMPTION OF SHARES
The procedures for redemption of shares of the Fund are summarized in the Prospectuses under “Redemption of Shares.” The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder.

None of the Manager, the Transfer Agent, the Trust, or any of their affiliates or agents will be liable for any loss, expense, or cost when acting upon any oral, wired, or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name, and sending redemption proceeds only to the address of record or to a previously authorized bank account. If a shareholder is unable to contact the Trust by telephone, a shareholder may mail the redemption request to the Distributor at The Gabelli Funds, P.O. Box 8308, Boston, Massachusetts 02266-8308.
Frequent Purchases and Redemptions of Fund Shares
Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without redemption fees. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of the Fund’s shares will increase the Fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the portfolio by the Manager. Most portfolio transaction costs are not included in the Fund’s annual operating expenses shown in the Fund’s fee table in its Prospectuses, but do detract from the Fund’s performance.
The boards of the various non-money market Gabelli/GAMCO mutual funds have approved policies and procedures that are intended to discourage such trading practices in those mutual funds and that may apply to exchanges from or into the Fund. If you plan to exchange your money market shares for shares of another fund, please read the prospectus of that other mutual fund.
DETERMINATION OF NET ASSET VALUE
The method for determining the public offering price of the Fund’s shares and the NAV is summarized in the Prospectuses under “Pricing of Fund Shares.”
The Fund relies on Rule 2a-7 under the 1940 Act to use the amortized cost valuation method to stabilize the purchase and redemption price of its shares at $1.00 per share. This method of valuation involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of interest rate fluctuations on the market value of the securities. While reliance on Rule 2a-7 should enable the Fund, under most conditions, to maintain a $1.00 share price, there can be no assurance that the Fund will be able to do so, and investment in the Fund is neither insured nor guaranteed by the U.S. Government.
As required by Rule 2a-7, the Trustees have adopted the following policies relating to the Fund’s use of the amortized cost method:
(a)	The Trustees have established procedures that they consider to be reasonably designed, taking into account current market conditions affecting the Fund’s investment objective, to stabilize its net asset value at $1.00 per share.

(b)	The Trustees (i) have adopted procedures whereby the extent of deviation between the current NAV calculated using available market quotations or market-based quotations from the Fund’s amortized cost price per share will be determined at such intervals as the Trustees deem appropriate and reasonable in light of current market conditions, (ii) will periodically review the amount of deviation as well as the methods used to calculate the deviation, and (iii) will maintain records of the determination of deviation and the Trustees’ review thereof. In the event such deviation exceeds 3/10 of 1%, the Trustees will promptly consider what action, if any, should be taken to prevent the deviation from exceeding 1/2 of 1%. Where the Trustees believe the extent of deviation may result in material dilution or other unfair results to investors or redeeming shareholders, they shall take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.
(c)	The Fund will seek to maintain a dollar weighted average portfolio maturity appropriate to its objective of maintaining a stable NAV; provided, however, that it will not purchase any instrument with a remaining maturity (as determined pursuant to Rule 2a-7) longer than 397 days nor maintain a dollar weighted average portfolio maturity that exceeds 60 days nor maintain a dollar-weighted average life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) that exceeds 120 days.

(d)	The Fund will limit its portfolio investments, including repurchase agreements, to those United States dollar denominated securities which the Manager, acting in accordance with procedures and guidelines approved by the Trustees, determines to be of eligible quality and to present minimal credit risks. The Fund will invest in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. The types of U.S. Treasury obligations in which the Fund will invest include (1) bills, notes, and bonds issued by the U.S. Treasury that are direct obligations of the U.S. Government and (2) component parts of U.S. Treasury notes and bonds, namely, either the corpus (principal) of such Treasury obligations or one or more of the interest payments scheduled to be paid on such obligations.

(e)	The Fund will record, maintain, and preserve permanently in an easily accessible place a written copy of the procedures described above and will record, maintain, and preserve for a period of not less than six years (two years in an easily accessible place) a written record of the Trustees’ considerations and actions taken in connection with the discharge of their obligations set forth above.
While the procedures adopted by the Trustees have been designed to enable the Fund to achieve its investment objective of high current income consistent with preservation of principal and liquidity, there can be no assurance that a constant share price of $1.00 will be maintained. In the event that market conditions or changes in issuer creditworthiness result in a substantial deviation between the Fund’s $1.00 amortized cost price per share and its NAV based on the market value of the Fund’s portfolio, the Trustees will take such action as they deem appropriate to eliminate or reduce to the extent possible any dilution of shareholder interests or other unfair results to existing shareholders or investors. Such action may include basing the purchase and redemption price of Fund shares on the Fund’s market based net asset value, with the result that the Fund’s price per share may be higher or lower than $1.00.
TAXATION
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership, and disposition of shares of the Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Each current and prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local, and foreign tax consequences of investing in the Fund. The Fund has qualified, and intends to continue to qualify, as a “regulated investment company” under Subchapter M of the Code. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income.
The Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in “qualified publicly traded partnerships”, i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income; and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers in which the Fund owns 20% or more of the voting securities and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.
As a regulated investment company, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and capital gains that it distributes to its shareholders, provided that it distributes to its shareholders at least the sum of (i) 90% of its “investment company taxable income”, i.e., taxable income other than its net realized long-term capital gain over its net realized short-term capital loss, plus or minus certain adjustments, and (ii) 90% of its net tax exempt income for the taxable year. The Fund will be subject to income tax at regular corporate income tax rates on any taxable income or gains that it does not distribute to its shareholders.
Under the Code, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% federal excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to, at a minimum, the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98.2% of its net capital gains in excess of its capital losses for the twelve month period ending, as a general rule, on October 31 of the calendar year, and (3) all ordinary income and net capital gains for prior years that were not previously distributed and on which no Federal income tax was paid. The Fund intends to avoid the excise tax by making timely distributions.
If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to U.S. federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. Such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company.
Generally, you will owe tax on the amounts the Fund distributes to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred. Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared by the Fund in October, November, or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared.
The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate share of the undistributed amount, (b) will be entitled to credit their proportionate share of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (“IRS”).
Capital gains, if any, derived from sales of portfolio securities held by the Fund will generally be reported as long-term or short-term. Distributions from the Fund’s long-term capital gains are, for individuals, generally taxed at favorable long-term capital gains rates regardless of how long you have owned shares in the Fund. Dividends from other sources (including short-term capital gains) are generally taxed as ordinary income. The Fund does not expect that any portion of its dividends will be treated as qualified dividend income eligible for taxation at long-term capital gain rates for shareholders that are individuals. Distributions and dividends may be subject to state and local taxes. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

Upon sale, exchange, or redemption of your Fund shares, you will realize a taxable gain or loss equal to the difference between the amount realized and your basis in the shares. Such gain or loss will be treated as capital gain or loss if you hold the shares as capital assets, and will be long-term capital gain or loss if you held the shares for more than one year and short-term capital gain or loss if you held the shares for one year or less. Any loss realized on a sale, exchange, or redemption will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61 day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss you realize on the sale of a Fund share held for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains you received with respect to such share. An exchange from one share class within a fund to another share class within the same fund is not a taxable transaction, provided that such classes have identical rights with respect to fund assets.
The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions, and redemption proceeds payable to you if (i) you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or (ii) you or the Fund have been notified by the IRS that you are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against your U.S. federal income tax liability if proper documentation is provided.
Notices; Other Taxes
Notices. Shareholders will receive, if appropriate, various written notices after the close of the Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions, and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.
Other Taxes. Dividends, distributions, and redemption proceeds may also be subject to additional state, local, and foreign taxes depending on each shareholder’s particular situation.
If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Non U.S. Shareholders
Dividends by the Fund paid to non U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non U.S. shareholder were a U.S. shareholder. A non U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate). A non U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.
In general, United States federal withholding tax will not apply to any gain or income realized by a non U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the fund.

DESCRIPTION OF THE FUND’S SHARES
Description of Shares, Voting Rights, and Liabilities
The Fund is the initial series of shares of beneficial interest (par value $.001) of the Trust. The Fund consists of three classes of shares: Class AAA, Class A, and Class C. The Trustees are authorized to designate one or more additional series of shares of beneficial interest of the Trust, each series representing a separate investment portfolio. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, liquidation (see “Redemption of Shares”), and voting rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.
Shares have no preference, preemptive, conversion, or similar rights. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.
The Fund sends semi-annual and annual reports to all of its shareholders, which include a list of the Fund’s portfolio securities and the Fund’s financial statements, which shall be audited annually. Unless it is clear that a shareholder holds as nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual, and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.
It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act, the Declaration of Trust, or the By-Laws of the Trust. In addition, the Trust will call a special meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees, if requested to do so by the holders of at least 10% of the Trust’s outstanding shares, and the Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.
Shares of the Trust have noncumulative voting rights which means that the holders of more than 50% of shares can elect 100% of the Trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect a person or persons as Trustees. The Transfer Agent does not issue certificates evidencing Fund shares.
FINANCIAL STATEMENTS
The Fund’s financial statements for the fiscal year ended September 30, 2010, including the Report of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to the Fund’s Annual Report. The Fund’s Annual Report is available upon request and without charge by calling 800-Gabelli (800-422-3554) or through the internet at www.gabelli.com. Ernst & Young LLP provides audit services, tax return preparation and assistance, and other assurance services in connection with certain SEC filings.

PART C: OTHER INFORMATION
Item 28. Exhibits

(a)(i)	Certificate of Trust, dated May 21, 1992, is incorporated by reference to Pre- Effective Amendment No. 1 to the Registration Statement as filed with the SEC on August 26, 1992.

(a)(ii)	Certificate of Amendment to the Certificate of Trust dated August 18, 1992 is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement as filed with the SEC via EDGAR on January 31, 1997 (Accession No. 0000927405-97-000023) (“Post-Effective Amendment No. 6”).

(a)(iii)	Agreement and Declaration of Trust, dated May 21, 1992, is incorporated by reference to Post-Effective Amendment No. 6.

(a)(iv)	Certificate of Designation of Class A Shares, dated August 19, 2008, is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement as filed with the SEC via EDGAR on January 28, 2009 (Accession No. 0000935069-09-000169) (“Post-Effective Amendment No. 23”).

(a)(v)	Certificate of Designation of Class C Shares, dated August 19, 2008, is incorporated by reference to Post-Effective Amendment No. 23.

(b)	Amended and Restated By-Laws, dated August 19, 2009, are incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement as filed with the SEC via EDGAR on November 25, 2009 (Accession No. 0000950123-09-065985).

(c)	Not Applicable.

(d)(i)	Management Agreement between the Registrant and Gabelli Funds, Inc., dated December 16, 1994, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC via EDGAR on February 1, 1996 (Accession No. 0000927405-96-000036) (“Post-Effective Amendment No. 5”).

(d)(ii)	Amendment to the Management Agreement between the Registrant and Gabelli Funds, LLC, dated November 17, 1999, is incorporated by reference to Post- Effective Amendment No. 10 to the Registration Statement as filed with the SEC via EDGAR on November 29, 1999 (Accession No. 0000927405-99- 000362) (“Post-Effective Amendment No. 10”).

(d)(iii)	Fee Waiver and Expense Reimbursement Agreement, dated November 17, 2009, is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement as filed with the SEC via EDGAR on January 28, 2010 (Accession No. 0000950123-10-006165).

(d)(iv)	Amendment No. 2 to the Management Agreement between the Registrant and Gabelli Funds, LLC, dated November 16, 2010, is filed herewith.

(d)(v)	Fee Waiver and Expense Reimbursement Agreement, dated November 16, 2010, is filed herewith.

(e)	Distribution Agreement between the Registrant and Gabelli & Company, Inc., dated August 18, 1992, is incorporated by reference to Post-Effective Amendment No. 5.

(f)	Not Applicable.

(g)	Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated August 18, 1992, is incorporated by reference to Post-Effective Amendment No. 6.

(h)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company, dated August 18, 1992, is incorporated by reference to Post-Effective Amendment No. 6.

(i)	Opinion of Counsel is incorporated herein by reference and was previously filed with Registrant’s Post-Effective Amendment No. 10.

(j)(i)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm, is filed herewith.

(j)(ii)	Consent of Paul, Hastings, Janofsky & Walker LLP, is filed herewith.

(j)(iii)	Powers of attorney for Mario J. Gabelli, Anthony J. Colavita, Vincent D. Enright, Thomas E. O’Connor, John J. Parker, Karl Otto Pöhl and Anthonie C. van Ekris, dated December 12, 1996, is incorporated by reference to Post- Effective Amendment No. 14 to the Registration Statement as filed with the SEC via EDGAR on January 31, 2003. (Accession No. 0000935069-03- 000092).

(j)(iv)	Power of Attorney for Robert C. Kolodny is incorporated by reference to Post-Effective Amendment No. 23.

(j)(v)	Secretary’s Certificate ratifying and approving a power of attorney for Mario J. Gabelli, dated February 18, 1998, is incorporated by reference to Post-Effective Amendment No. 10.

(k)	Not Applicable.

(l)(i)	Share Purchase Agreement for Class AAA Shares, dated August 6, 1992, is incorporated by reference to Post-Effective Amendment No. 6.

(m)	Not Applicable.

(n)	Amended and Restated Multiclass Plan is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement as filed with the SEC via EDGAR on November 14, 2008 (Accession No. 0000935069-08-002659).

(o)	Not Applicable.

(p)	Not Applicable as the Fund is a Money Market Fund.

Item. 29.	Persons Controlled by or Under Common Control with Registrant

None.

Item. 30.	Indemnification

To the extent consistent with Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Sections 2 and 3 of Article VII of the Registrant’s Agreement and Declaration of Trust and Article VI of the Registrant’s Amended and Restated By-Laws, Trustees, officers and employees of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

Reference is made to Sections 2 and 3 of Article VII of Registrant’s Agreement and Declaration of Trust and Article VI of the Registrant’s Amended and Restated By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Agreement and Declaration of Trust, its Amended and Restated By-Laws, the Management Agreement, the Sub-Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act.

Item. 31.	Business and Other Connections of the Investment Adviser

Gabelli Funds, LLC (the “Manager”) is a registered investment adviser providing investment management and administrative services to the Registrant. The Manager also provides similar services to other mutual funds.

The information required by this Item 31 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Manager during the past two fiscal years is incorporated by reference to the Form ADV filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item. 32.	Principal Underwriter

(a)     Gabelli & Company, Inc. (“Gabelli & Company”) currently acts as distributor for Gabelli 787 Fund, Inc., The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., Gabelli Equity Series Funds, Inc., GAMCO Global Series Funds, Inc., GAMCO Gold Fund, Inc., The GAMCO Growth Fund, GAMCO International Growth Fund, Inc., Gabelli Investor Funds, Inc., The GAMCO Mathers Fund, The Gabelli SRI Green Fund, Inc., The Gabelli Utilities Fund, The Gabelli Value Fund Inc., and The GAMCO Westwood Funds.

(b)	The information required by this Item 32 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

(c)	Not Applicable.
Item. 33    Location of Accounts and Records
All accounts, books and other documents required by Section 31(a) of the 1940 Act and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422

BNY Mellon Investment Servicing (US) Inc. 201 Washington Street Boston, Massachusetts 02109

BNY Mellon Investment Servicing (US) Inc. 760 Moore Road King of Prussia, Pennsylvania 19406

State Street Bank and Trust Company One Heritage Drive North Quincy, Massachusetts 02171

Boston Financial Data Services, Inc. Two Heritage Drive North Quincy, Massachusetts 02171
Item. 34.  Management Services
Not Applicable.
Item. 35.  Undertakings
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI MONEY MARKET FUNDS, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 28th day of January, 2011.

THE GABELLI MONEY MARKET FUNDS
By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 26 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bruce N. Alpert Bruce N. Alpert	President and Principal Executive Officer	January 28, 2011

/s/ Agnes Mullady Agnes Mullady	Principal Financial Officer and Treasurer	January 28, 2011

Mario J. Gabelli* Mario J. Gabelli	Trustee	January 28, 2011

Anthony J. Colavita* Anthony J. Colavita	Trustee	January 28, 2011

Vincent D. Enright* Vincent D. Enright	Trustee	January 28, 2011

Anthonie C. van Ekris* Anthonie C. van Ekris	Trustee	January 28, 2011

*By:	/s/ Bruce N. Alpert
Bruce N. Alpert
Attorney-in-Fact

EXHIBIT INDEX

Exhibit
Number	Description

28(d)(iv)	Amendment No. 2 to the Management Agreement dated November 16, 2010.

28(d)(v)	Fee Waiver and Expense Reimbursement Agreement dated November 16, 2010.

28(j)(i)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

28(j)(ii)	Consent of Paul, Hastings, Janofsky & Walker LLP.